UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

2011 Annual Report

TIAA Separate Account VA-1

December 31, 2011

Audited financial statements

Stock Index Account

TIAA CREF

Financial Services

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Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2011. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2011.
•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or

• By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2011 Annual Report     1

Important information about expenses

As a TIAA Separate Account VA-1 contractowner, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on purchases. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. The example is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2011–December 31, 2011).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2011 Annual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2011
Stock Index Account	Beginning account value (7/1/11)	Ending account value (12/31/11)	Expenses paid during period* (7/1/11–12/31/11)
Actual return	$1,000.00	$946.82	$3.68
5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2011. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

TIAA Separate Account VA-1  ¡  2011 Annual Report     3

Stock Index Account

Performance for the twelve months ended December 31, 2011

The Stock Index Account returned 0.37% for the year, compared with the 1.03% return of its benchmark, the Russell 3000® Index.

For the period, the account’s return trailed that of its benchmark because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

After gaining 16.93% in 2010, U.S. stocks continued to generate solid gains during the first half of 2011, rising 6.35%, as measured by the Russell 3000 Index. However, stocks fell sharply in the third quarter because of concerns about a slowing global economy and the intensifying debt crisis in Europe. A strong rally in October lifted the Russell index 11.51%, enabling it to post a positive return for the year.

During the twelve months, large-cap stocks gained 1.50%, while mid-cap and small-cap issues fell 1.55% and 4.18%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 2.18% to –0.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer staples and health care shine

For the period, five of the nine industry sectors of the Russell 3000 generated positive returns, with three scoring double-digit gains. Strong advances from consumer staples (up 14.2%) and health care (up 10.9%) drove the index’s return. Together these two sectors made up one-fifth of the benchmark’s market capitalization on December 31, 2011. Solid contributions from the utilities (up 12.5%) and consumer discretionary (up 4.2%) sectors also helped.

These gains slightly offset weakness in the benchmark’s largest sector—financial services—which fell 11.9%. U.S. banks and financial companies continued to struggle with the housing slump at home and Europe’s debt problems.

It was an excellent year for many mega-cap issues, and four of the five largest stocks in the Russell 3000 posted robust double-digit gains. IBM and Apple led the way, rising 27.4% and 25.6%, respectively. Chevron was next with a 20.3% return. Exxon Mobil, the benchmark’s largest issue in terms of market capitalization, advanced 18.7%. In contrast, Microsoft fell 4.5%.

4     2011 Annual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2011

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/1994	0.37%	–0.60%	2.92%
Russell 3000 Index	—	1.03	–0.01	3.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ¡  2011 Annual Report     5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2011
Information technology	18.2
Financials	15.3
Health care	11.8
Consumer discretionary	11.6
Industrials	11.2
Energy	11.2
Consumer staples	9.9
Materials	4.0
Utilities	3.9
Telecommunication services	2.8
Short-term investments	1.9
Other assets & liabilities, net	–1.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2011
Over $50 billion	40.7
$15 billion–$50 billion	24.5
$2 billion–$15 billion	27.3
Under $2 billion	7.5
Total	100.0

6     2011 Annual Report  ¡  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$6,275	0.9%

BANKS
95,123		US Bancorp	2,573	0.4
242,938		Wells Fargo & Co	6,695	1.0
		Other	12,228	1.7

			21,496	3.1

CAPITAL GOODS
35,096		3M Co	2,868	0.4
36,405		Boeing Co	2,670	0.4
32,023		Caterpillar, Inc	2,901	0.4
523,942		General Electric Co	9,384	1.3
45,164		United Technologies Corp	3,301	0.5
		Other	36,878	5.3

			58,002	8.3

COMMERCIAL & PROFESSIONAL SERVICES			6,835	1.0

CONSUMER DURABLES & APPAREL			9,122	1.3

CONSUMER SERVICES
51,238		McDonald’s Corp	5,141	0.8
		Other	11,758	1.7

			16,899	2.5

DIVERSIFIED FINANCIALS
499,790		Bank of America Corp	2,779	0.4
143,418		Citigroup, Inc	3,773	0.6
40,000	e	iShares Russell 3000 Index Fund	2,967	0.4
196,259		JPMorgan Chase & Co	6,526	0.9
		Other	22,313	3.2

			38,358	5.5

ENERGY
99,334		Chevron Corp	10,569	1.5
65,688		ConocoPhillips	4,787	0.7
244,135		Exxon Mobil Corp	20,693	3.0
40,396		Occidental Petroleum Corp	3,785	0.5
67,006		Schlumberger Ltd	4,577	0.7
		Other	34,012	4.8

			78,423	11.2

FOOD & STAPLES RETAILING
66,873		CVS Corp	2,727	0.4
87,907		Wal-Mart Stores, Inc	5,253	0.8
		Other	6,436	0.9

			14,416	2.1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2011 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2011

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
103,678		Altria Group, Inc	$3,074	0.4%
97,591		Coca-Cola Co	6,828	1.0
81,903		Kraft Foods, Inc (Class A)	3,060	0.4
78,051		PepsiCo, Inc	5,179	0.7
87,849		Philip Morris International, Inc	6,894	1.0
		Other	13,957	2.0

			38,992	5.5

HEALTH CARE EQUIPMENT & SERVICES
53,540		UnitedHealth Group, Inc	2,713	0.4
		Other	27,261	3.9

			29,974	4.3

HOUSEHOLD & PERSONAL PRODUCTS
138,323		Procter & Gamble Co	9,228	1.3
		Other	6,330	0.9

			15,558	2.2

INSURANCE
86,469	*	Berkshire Hathaway, Inc (Class B)	6,598	1.0
		Other	19,071	2.7

			25,669	3.7

MATERIALS			28,014	4.0

MEDIA
136,055		Comcast Corp (Class A)	3,226	0.5
93,266		Walt Disney Co	3,497	0.5
		Other	15,123	2.1

			21,846	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
76,734		Abbott Laboratories	4,315	0.6
43,387		Amgen, Inc	2,786	0.4
84,135		Bristol-Myers Squibb Co	2,965	0.4
135,431		Johnson & Johnson	8,882	1.3
152,423		Merck & Co, Inc	5,746	0.8
390,322		Pfizer, Inc	8,447	1.2
		Other	18,941	2.7

			52,082	7.4

REAL ESTATE			21,691	3.1

RETAILING
17,945	*	Amazon.com, Inc	3,106	0.5
79,374		Home Depot, Inc	3,337	0.5
		Other	20,506	2.8

			26,949	3.8

8	2011 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2011

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
261,878		Intel Corp		$6,351		0.9%
		Other		11,557		1.7

				17,908		2.6

SOFTWARE & SERVICES
12,441	*	Google, Inc (Class A)		8,036		1.2
59,851		International Business Machines Corp		11,005		1.6
366,653		Microsoft Corp		9,518		1.4
189,696		Oracle Corp		4,866		0.7
25,816		Visa, Inc (Class A)		2,621		0.4
		Other		27,225		3.8

				63,271		9.1

TECHNOLOGY HARDWARE & EQUIPMENT
45,850	*	Apple, Inc		18,569		2.7
271,589		Cisco Systems, Inc		4,910		0.7
82,432		Qualcomm, Inc		4,509		0.7
		Other		17,994		2.5

				45,982		6.6

TELECOMMUNICATION SERVICES
292,582		AT&T, Inc		8,848		1.3
139,704		Verizon Communications, Inc		5,605		0.8
		Other		5,289		0.7

				19,742		2.8

TRANSPORTATION
36,458		United Parcel Service, Inc (Class B)		2,668		0.4
		Other		10,943		1.5

				13,611		1.9

UTILITIES				27,144		3.9

		TOTAL COMMON STOCKS	(Cost $528,701)	698,259		99.9

PREFERRED STOCKS
RETAILING				0	^	0.0

		TOTAL PREFERRED STOCKS	(Cost $1)	0	^	0.0

RIGHTS/WARRANTS
ENERGY				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	^	0.0

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2011 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2011

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
13,605,970	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$13,606	1.9%

				13,606	1.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $13,606)	13,606	1.9

		TOTAL PORTFOLIO	(Cost $542,308)	711,865	101.8
		OTHER ASSETS & LIABILITIES, NET		(12,783)	(1.8)

		NET ASSETS		$699,082	100.0%

^	Amount represents less than $1,000.
*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,165,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

10	2011 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2011

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*^	$711,865
Cash	9
Receivable from securities transactions	387
Dividends receivable	1,078
Other	32
Total assets	713,371

LIABILITIES
Due to affiliates	651
Payable for collateral for securities loaned	13,606
Other	32
Total liabilities	14,289

NET ASSETS
Accumulation Fund	$699,082

Accumulation units outstanding	7,875

Accumulation unit value	$88.77

* Portfolio Investments, at cost	$542,308
^ Includes securities loaned of	$13,165

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2011 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2011

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$14,251
Income from securities lending	106
Interest	8
Total income	14,365

EXPENSES
Administrative	1,466
Investment Advisory	2,200
Mortality and expense risk charges	2,933
Total expenses	6,599
Less: Expense waiver by investment advisor	(1,100)
Net expenses	5,499

Net investment income (loss)	8,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	14,869
Futures transactions	28
Net realized gain (loss) on total investments	14,897
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(20,555)
Net change in unrealized appreciation (depreciation) on total investments	(20,555)
Net realized and unrealized gain (loss) on total investments	(5,658)
Net increase (decrease) from operations	$3,208

* Net of foreign withholding taxes of	$(17)

12	2011 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2011	December 31, 2010

OPERATIONS
Net investment income (loss)	$8,866	$8,252
Net realized gain (loss) on total investments	14,897	12,679
Net change in unrealized appreciation (depreciation) on total investments	(20,555)	83,372
Net increase (decrease) from operations	3,208	104,303

FROM CONTRACTOWNER TRANSACTIONS
Premiums	27,309	27,248
Withdrawals and death benefits	(76,724)	(65,821)
Net increase (decrease) in net assets resulting from contractowner transactions	(49,415)	(38,573)

Net increase (decrease) in net assets	(46,207)	65,730

NET ASSETS
Beginning of period	745,289	679,559
End of period	$699,082	$745,289

ACCUMULATION UNITS
Units purchased	302	344
Units sold	(854)	(838)

OUTSTANDING
Beginning of period	8,427	8,921
End of period	7,875	8,427

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2011 Annual Report	13

Financial highlights

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR
Investment income(a)	$1.754	$1.542	$1.413	$1.758	$1.750
Expenses(a)	0.671	0.591	0.452	0.484	0.575
Net investment income(a)	1.083	0.951	0.961	1.274	1.175
Net realized and unrealized gain (loss) on total investments	(0.755)	11.319	15.456	(37.166)	2.979
Net change in accumulation unit value	0.328	12.270	16.417	(35.892)	4.154

Accumulation Unit Value:
Beginning of period	88.441	76.171	59.754	95.646	91.492
End of period	$88.769	$88.441	$76.171	$59.754	$95.646

TOTAL RETURN(b)	0.37%	16.11%	27.48%	(37.53)%	4.54%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75%	0.75%	0.71%	0.67%	0.67%
Ratio of net investment income to average net assets	1.21%	1.21%	1.50%	1.58%	1.19%

SUPPLEMENTAL DATA
Portfolio turnover rate	6%	10%	6%	7%	6%
Accumulation units outstanding at the end period(c)	7,875	8,427	8,921	9,488	10,345
Net assets at the end of period(c)	$699,082	$745,289	$679,559	$566,938	$989,292

(a)	Based upon average accumulation units outstanding.
(b)	Based on per accumulation data.
(c)	Thousands.

14	2011 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a

TIAA Separate Account VA-1 ▪ 2011 Annual Report	15

Notes to financial statements

deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money

16	2011 Annual Report ▪ TIAA Separate Account VA-1

continued

market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2011, there were no significant transfers between levels by the Account.

As of December 31, 2011, the Account held a Level 3 security valued at zero. All other investments were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

For the year ended December 31, 2011, the effect of derivative contracts on the Account’s Statement of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Equity contracts	Futures transactions	$28		$—

TIAA Separate Account VA-1 ▪ 2011 Annual Report	17

Notes to financial statements

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended December 31, 2011, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. At December 31, 2011, the Account did not hold any futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

18	2011 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income, net of rebates, represents the income earned on investing cash collateral, less expenses associated with the loan. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $169,557,000, consisting of gross unrealized appreciation of $268,925,000 and gross unrealized depreciation of $(99,368,000).

Purchases and Sales: Purchases and sales of portfolio securities, excluding short-term instruments, for the year ended December 31, 2011 were $42,508,000 and $82,593,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended December 31, 2011, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The

TIAA Separate Account VA-1 ▪ 2011 Annual Report	19

Notes to financial statements	concluded

Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

20	2011 Annual Report ▪ TIAA Separate Account VA-1

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

TIAA Separate Account VA-1 ▪ 2011 Annual Report	21

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2011

Members

Name, Address and Date of Birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	76	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Member	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	76	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Member	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	76	Director of Copper Rock Capital Partners, LLC (investment adviser).

22	2011 Annual Report ▪ TIAA Separate Account VA-1

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	76	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Member	Indefinite term. Member since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	76	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Member	Indefinite term. Member since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management.	76	Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	76	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

TIAA Separate Account VA-1 ▪ 2011 Annual Report	23

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2011

Members—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	76	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Management Committee and Member	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Member since 2001. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	76	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

24	2011 Annual Report ▪ TIAA Separate Account VA-1

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	76	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA Separate Account VA-1 ▪ 2011 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2011

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); and Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997). Executive Vice President, President of Asset Management (since 2011); Former Executive Vice President, Asset Management (2010–2011), Executive Vice President, Investments, Research Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2004–2006) of TIAA. Former CIO of TIAA-CREF Fund Complex (2004–2006). Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Director of TIAA-CREF Asset Management (“TCAM”) (since 10/2011) (Note: TCAM was formerly known as TIAA-CREF Enterprises, Inc. (“Enterprises”) until change of name 9/2011). Former Manager of TIAA Realty Capital Management, LLC (2004–2006). Former Director of TIAA-CREF Life Insurance Company (“T-C Life”) (1997–2006). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

26	2011 Annual Report ▪ TIAA Separate Account VA-1

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Eugene Flood, Jr. TIAA-CREF 730 Third Avenue 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.	Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of T-C Life (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TCAM (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006) of Advisors and Investment Management. Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.	Senior Vice President (since 2010), Vice President (2008–2010) and Corporate Secretary (since 2008) of TIAA and the TIAA-CREF Fund Complex. Former Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

TIAA Separate Account VA-1 ▪ 2011 Annual Report	27

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2011

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Human Resources (since 2010, 2005–2007) and Former Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003). Director, T-C Life (2003–2006).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

28	2011 Annual Report ▪ TIAA Separate Account VA-1

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

Telephone counseling center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing

in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C2404

A10845 (2/12)

Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $113,000 and $122,800, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Registrant were $8,400 and $0, respectively.

For the fiscal years ended December 31, 2011 and December 31, 2010, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit

Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011 and December 31, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2011and December 31, 2010 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2011 and December 31, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $256,730 and $245,730, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.9%
1,434	*	American Axle & Manufacturing Holdings, Inc	$14
1,306	*	Amerigon, Inc (Class A)	19
4,380		Autoliv, Inc	234
5,531	*	BorgWarner, Inc	353
2,813		Cooper Tire & Rubber Co	39
6,440	*	Dana Holding Corp	78
612	*	Dorman Products, Inc	23
1,013	*	Drew Industries, Inc	25
3,666	*	Exide Technologies	10
996	*	Federal Mogul Corp (Class A)	15
183,583	*	Ford Motor Co	1,976
735	*	Fuel Systems Solutions, Inc	12
37,745	*	General Motors Co	765
6,807		Gentex Corp	201
12,196	*	Goodyear Tire & Rubber Co	173
11,945		Harley-Davidson, Inc	464
33,573		Johnson Controls, Inc	1,050
5,308		Lear Corp	211
2,342	*	Modine Manufacturing Co	22
598	*,e	Motorcar Parts of America, Inc	4
1,983		Spartan Motors, Inc	10
1,021		Standard Motor Products, Inc	20
1,336	*	Stoneridge, Inc	11
1,205		Superior Industries International, Inc	20
3,166	*	Tenneco, Inc	94
2,598	*,e	Tesla Motors, Inc	74
1,719		Thor Industries, Inc	47
312	*	Tower International, Inc	3
5,142	*	TRW Automotive Holdings Corp	168
2,580	*	Visteon Corp	129
1,507	*,e	Winnebago Industries, Inc	11

		TOTAL AUTOMOBILES & COMPONENTS	6,275

BANKS - 3.1%
810		1st Source Corp	21
1,172	*	1st United Bancorp, Inc	6
243		Alliance Financial Corp	7
1,244	*	Ameris Bancorp	13
387		Ames National Corp	8
575	e	Arrow Financial Corp	13
8,748		Associated Banc-Corp	98
4,208		Astoria Financial Corp	36
520		Bancfirst Corp	20
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	24
182	*,m	Bancorp Rhode Island, Inc	7
4,426	e	Bancorpsouth, Inc	49
2,688		Bank Mutual Corp	9
2,204		Bank of Hawaii Corp	98
291		Bank of Kentucky Financial Corp	6
288		Bank of Marin Bancorp	11
1,276		Bank of the Ozarks, Inc	38
1,044		BankFinancial Corp	6
824		Banner Corp	14
34,649		BB&T Corp	872
3,505	*	BBCN Bancorp, Inc	33
1,950	*	Beneficial Mutual Bancorp, Inc	16
853		Berkshire Hills Bancorp, Inc	19
384	*	BofI Holding, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,051		BOK Financial Corp	$58
3,543		Boston Private Financial Holdings, Inc	28
354		Bridge Bancorp, Inc	7
475	*	Bridge Capital Holdings	5
3,126		Brookline Bancorp, Inc	26
397		Bryn Mawr Bank Corp	8
460		Camden National Corp	15
582	*	Cape Bancorp, Inc	5
831		Capital City Bank Group, Inc	8
17,063		CapitalSource, Inc	114
7,090		Capitol Federal Financial	82
1,503		Cardinal Financial Corp	16
3,968		Cathay General Bancorp	59
645		Center Bancorp, Inc	6
1,148		Centerstate Banks of Florida, Inc	8
764	*,e	Central Pacific Financial Corp	10
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	34
10,154	*	CIT Group, Inc	354
533		Citizens & Northern Corp	10
923	e	City Holding Co	31
2,242		City National Corp	99
875		Clifton Savings Bancorp, Inc	8
498		CNB Financial Corp	8
1,740		CoBiz, Inc	10
2,091		Columbia Banking System, Inc	40
10,048		Comerica, Inc	259
3,480		Commerce Bancshares, Inc	133
1,740		Community Bank System, Inc	48
1,003		Community Trust Bancorp, Inc	30
2,461		Cullen/Frost Bankers, Inc	130
4,428		CVB Financial Corp	44
1,609		Dime Community Bancshares	20
860	*,e	Eagle Bancorp, Inc	12
7,706		East West Bancorp, Inc	152
406	*	Encore Bancshares, Inc	5
301		Enterprise Bancorp, Inc	4
828		Enterprise Financial Services Corp	12
559		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	11
399		Federal Agricultural Mortgage Corp (Class C)	7
46,393		Fifth Third Bancorp	590
664		Financial Institutions, Inc	11
720		First Bancorp (NC)	8
498		First Bancorp, Inc	8
3,831		First Busey Corp	19
285		First Citizens Bancshares, Inc (Class A)	50
4,700		First Commonwealth Financial Corp	25
680		First Community Bancshares, Inc	8
510		First Defiance Financial Corp	7
3,063		First Financial Bancorp	51
1,650	e	First Financial Bankshares, Inc	55
590		First Financial Corp	20
889		First Financial Holdings, Inc	8
13,105		First Horizon National Corp	105
654		First Interstate Bancsystem, Inc	9
1,238		First Merchants Corp	10
3,929		First Midwest Bancorp, Inc	40
15,128		First Niagara Financial Group, Inc	131
288		First of Long Island Corp	8
412		First Pactrust Bancorp, Inc	4
3,719	*	First Republic Bank	114
5,568		FirstMerit Corp	84
9,933	*	Flagstar Bancorp, Inc	5
1,645		Flushing Financial Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,390		FNB Corp	$72
752		Fox Chase Bancorp, Inc	9
689	*	Franklin Financial Corp	8
10,086		Fulton Financial Corp	99
602		German American Bancorp, Inc	11
3,468		Glacier Bancorp, Inc	42
500		Great Southern Bancorp, Inc	12
3,706		Hancock Holding Co	118
930	*	Hanmi Financial Corp	7
928		Heartland Financial USA, Inc	14
1,007	*	Heritage Commerce Corp	5
534		Heritage Financial Corp	7
1,128		Home Bancshares, Inc	29
821		Home Federal Bancorp, Inc	8
24,956		Hudson City Bancorp, Inc	156
754		Hudson Valley Holding Corp	16
43,722		Huntington Bancshares, Inc	240
1,370		IBERIABANK Corp	68
1,031	e	Independent Bank Corp	28
2,385		International Bancshares Corp	44
2,538	*	Investors Bancorp, Inc	34
1,441		Kearny Financial Corp	14
48,073		Keycorp	370
1,076		Lakeland Bancorp, Inc	9
734		Lakeland Financial Corp	19
6,243		M&T Bank Corp	477
731		MainSource Financial Group, Inc	6
2,798		MB Financial, Inc	48
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	3
9,426	*,e	MGIC Investment Corp	35
265		Midsouth Bancorp, Inc	3
357		National Bankshares, Inc	10
6,208		National Penn Bancshares, Inc	52
1,807		NBT Bancorp, Inc	40
22,289		New York Community Bancorp, Inc	276
1,192	e	Northfield Bancorp, Inc	17
4,572		Northwest Bancshares, Inc	57
741		OceanFirst Financial Corp	10
3,925	*	Ocwen Financial Corp	57
3,801		Old National Bancorp	44
700	*	OmniAmerican Bancorp, Inc	11
2,272		Oriental Financial Group, Inc	28
2,816		Oritani Financial Corp	36
345		Orrstown Financial Services, Inc	3
220	*,e	Pacific Capital Bancorp	6
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	28
688	e	Park National Corp	45
1,481	*	Park Sterling Bank	6
221	e	Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	6
595		Peoples Bancorp, Inc	9
18,870		People’s United Financial, Inc	242
1,766	*	Pinnacle Financial Partners, Inc	29
26,072		PNC Financial Services Group, Inc	1,504
52,615	*	Popular, Inc	73
3,026		PrivateBancorp, Inc	33
2,398		Prosperity Bancshares, Inc	97
3,163		Provident Financial Services, Inc	42
2,753		Provident New York Bancorp	18
5,521	e	Radian Group, Inc	13
63,145		Regions Financial Corp	272
1,026		Renasant Corp	15
612		Republic Bancorp, Inc (Class A)	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,513		Rockville Financial, Inc	$16
629	e	Roma Financial Corp	6
1,211	e	S&T Bancorp, Inc	24
615	e	S.Y. Bancorp, Inc	13
1,250		Sandy Spring Bancorp, Inc	22
605		SCBT Financial Corp	18
3,679	*	Seacoast Banking Corp of Florida	6
370	e	Sierra Bancorp	3
2,123	*	Signature Bank	127
905		Simmons First National Corp (Class A)	25
874		Southside Bancshares, Inc	19
740	*	Southwest Bancorp, Inc	4
856		State Bancorp, Inc	10
1,614	*	State Bank & Trust Co	24
1,347		StellarOne Corp	15
1,199		Sterling Bancorp	10
1,362	*	Sterling Financial Corp	23
513		Suffolk Bancorp	6
1,927	*	Sun Bancorp, Inc	5
25,848		SunTrust Banks, Inc	458
7,913		Susquehanna Bancshares, Inc	66
2,032	*	SVB Financial Group	97
41,390	e	Synovus Financial Corp	58
607	*,e	Taylor Capital Group, Inc	6
8,057		TCF Financial Corp	83
700		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	57
4,208	*	TFS Financial Corp	38
1,165	*	The Bancorp, Inc	8
429		Tompkins Trustco, Inc	17
528		Tower Bancorp, Inc	15
1,219	e	TowneBank	15
726	e	Trico Bancshares	10
5,202		Trustco Bank Corp NY	29
3,370		Trustmark Corp	82
1,489		UMB Financial Corp	55
5,809		Umpqua Holdings Corp	72
814		Union Bankshares Corp	11
2,414	e	United Bankshares, Inc	68
983	*,e	United Community Banks, Inc	7
1,056		United Financial Bancorp, Inc	17
792		Univest Corp of Pennsylvania	12
95,123		US Bancorp	2,573
9,067	e	Valley National Bancorp	112
1,734		ViewPoint Financial Group	23
1,010	*	Virginia Commerce Bancorp	8
568	*	Walker & Dunlop, Inc	7
835		Washington Banking Co	10
5,275		Washington Federal, Inc	74
881		Washington Trust Bancorp, Inc	21
3,466		Webster Financial Corp	71
242,938		Wells Fargo & Co	6,695
1,213		WesBanco, Inc	24
997		West Bancorporation, Inc	10
992	*	West Coast Bancorp	15
1,286		Westamerica Bancorporation	56
3,132	*	Western Alliance Bancorp	20
1,313		Westfield Financial, Inc	10
2,922	*	Wilshire Bancorp, Inc	11
1,580		Wintrust Financial Corp	44
320		WSFS Financial Corp	11
9,288		Zions Bancorporation	151

		TOTAL BANKS	21,496

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 8.3%
35,096		3M Co	$2,868
1,795		A.O. Smith Corp	72
3,857	*,e	A123 Systems, Inc	6
851		Aaon, Inc	17
2,061		AAR Corp	39
2,045	*	Accuride Corp	14
1,483		Aceto Corp	10
4,155	*,e	Active Power, Inc	3
2,862		Actuant Corp (Class A)	65
2,189		Acuity Brands, Inc	116
6,029	*	Aecom Technology Corp	124
1,981	*	Aegion Corp	30
873	*	Aerovironment, Inc	27
4,798	*	AGCO Corp	206
2,801		Aircastle Ltd	36
374		Alamo Group, Inc	10
1,443		Albany International Corp (Class A)	33
1,638		Alliant Techsystems, Inc	94
1,557	*	Altra Holdings, Inc	29
909	*	Ameresco, Inc	12
569	*	American Railcar Industries, Inc	14
373		American Science & Engineering, Inc	25
2,155	*,e	American Superconductor Corp	8
475		American Woodmark Corp	6
7,830		Ametek, Inc	330
475		Ampco-Pittsburgh Corp	9
1,479		Apogee Enterprises, Inc	18
2,206		Applied Industrial Technologies, Inc	78
420		Argan, Inc	6
988	*	Armstrong World Industries, Inc	43
2,979	*	ArvinMeritor, Inc	16
1,044	*	Astec Industries, Inc	34
525	*	Astronics Corp	19
723		AZZ, Inc	33
5,952	*	Babcock & Wilcox Co	144
779		Badger Meter, Inc	23
2,603		Barnes Group, Inc	63
4,904	*	BE Aerospace, Inc	190
2,410	*	Beacon Roofing Supply, Inc	49
2,388		Belden CDT, Inc	79
2,508	*	Blount International, Inc	36
36,405		Boeing Co	2,670
2,584		Brady Corp (Class A)	82
2,463		Briggs & Stratton Corp	38
4,873	*,e	Broadwind Energy, Inc	3
2,524	*,e	Builders FirstSource, Inc	5
531	*	CAI International, Inc	8
12,740	*,e	Capstone Turbine Corp	15
3,097		Carlisle Cos, Inc	137
344		Cascade Corp	16
32,023		Caterpillar, Inc	2,901
1,257	*	Ceradyne, Inc	34
1,341	*	Chart Industries, Inc	72
4,806		Chicago Bridge & Iron Co NV	182
990		CIRCOR International, Inc	35
2,552		Clarcor, Inc	128
1,332	*	CNH Global NV	48
428	*	Coleman Cable, Inc	4
1,273	*,e	Colfax Corp	36
1,162	*	Columbus McKinnon Corp	15
2,009		Comfort Systems USA, Inc	22
1,268	*	Commercial Vehicle Group, Inc	11
8,024		Cooper Industries plc	435
2,466		Crane Co	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

828		Cubic Corp	$36
9,746		Cummins, Inc	858
2,088		Curtiss-Wright Corp	74
27,252		Danaher Corp	1,282
20,788		Deere & Co	1,608
1,344	*	DigitalGlobe, Inc	23
3,834		Donaldson Co, Inc	261
932		Douglas Dynamics, Inc	14
9,123		Dover Corp	530
636		Ducommun, Inc	8
430	*	DXP Enterprises, Inc	14
1,870	*	Dycom Industries, Inc	39
757		Dynamic Materials Corp	15
16,718		Eaton Corp	728
3,412		EMCOR Group, Inc	91
37,032		Emerson Electric Co	1,725
840		Encore Wire Corp	22
1,511	*,e	Energy Recovery, Inc	4
2,547	*	EnerSys	66
908	*	EnPro Industries, Inc	30
1,380		ESCO Technologies, Inc	40
886	*	Essex Rental Corp	3
1,554	*	Esterline Technologies Corp	87
9,299	*	Exelis, Inc	84
13,638		Fastenal Co	595
3,085		Federal Signal Corp	13
2,307	*	Flow International Corp	8
2,819		Flowserve Corp	280
8,521		Fluor Corp	428
7,798	*	Fortune Brands Home & Security, Inc	133
898		Franklin Electric Co, Inc	39
635	*	Freightcar America, Inc	13
4,152	*,e	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	14
2,642		Gardner Denver, Inc	204
2,370		GATX Corp	103
1,806	*	GenCorp, Inc	10
1,246	*	Generac Holdings, Inc	35
2,638	*	General Cable Corp	66
16,438		General Dynamics Corp	1,092
523,942		General Electric Co	9,384
1,077	*	GeoEye, Inc	24
1,633	*	Gibraltar Industries, Inc	23
809	*	Global Power Equipment Group, Inc	19
6,179		Goodrich Corp	764
795		Gorman-Rupp Co	22
3,066		Graco, Inc	125
6,478	*	GrafTech International Ltd	88
604		Graham Corp	13
1,832		Granite Construction, Inc	43
3,079		Great Lakes Dredge & Dock Corp	17
869	*	Greenbrier Cos, Inc	21
2,356		Griffon Corp	22
1,293	*	H&E Equipment Services, Inc	17
4,082		Harsco Corp	84
2,104	e	Heico Corp	123
5,110	*	Hexcel Corp	124
39,099		Honeywell International, Inc	2,125
800		Houston Wire & Cable Co	11
2,996		Hubbell, Inc (Class B)	200
2,459	*	Huntington Ingalls	77
316	*	Hurco Cos, Inc	7
4,026		IDEX Corp	149
2,800	*	II-VI, Inc	51
22,092		Illinois Tool Works, Inc	1,032

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,314		Ingersoll-Rand plc	$497
916		Insteel Industries, Inc	10
1,758	*	Interline Brands, Inc	27
4,649		ITT Corp	90
6,034	*	Jacobs Engineering Group, Inc	245
1,665		John Bean Technologies Corp	26
5,106		Joy Global, Inc	383
888	*	Kadant, Inc	20
1,371		Kaman Corp	37
1,677		Kaydon Corp	51
7,682		KBR, Inc	214
3,920		Kennametal, Inc	143
953	*	KEYW Holding Corp	7
1,860	*	Kratos Defense & Security Solutions, Inc	11
5,143		L-3 Communications Holdings, Inc	343
300		Lawson Products, Inc	5
990	*	Layne Christensen Co	24
659		LB Foster Co (Class A)	19
2,159		Lennox International, Inc	73
4,259		Lincoln Electric Holdings, Inc	167
700		Lindsay Manufacturing Co	38
533	*	LMI Aerospace, Inc	9
13,046		Lockheed Martin Corp	1,055
1,293		LSI Industries, Inc	8
853	*	Lydall, Inc	8
5,104		Manitowoc Co, Inc	47
18,960		Masco Corp	199
2,813	*	Mastec, Inc	49
901		Met-Pro Corp	8
445	*	Michael Baker Corp	9
947	*	Middleby Corp	89
614		Miller Industries, Inc	10
2,290	*	Moog, Inc (Class A)	101
2,247		MSC Industrial Direct Co (Class A)	161
1,988		Mueller Industries, Inc	76
8,122		Mueller Water Products, Inc (Class A)	20
881	*	MYR Group, Inc	17
271		Nacco Industries, Inc (Class A)	24
206	e	National Presto Industries, Inc	19
3,660	*	Navistar International Corp	139
926	*	NCI Building Systems, Inc	10
822	*	NN, Inc	5
3,046		Nordson Corp	125
12,828		Northrop Grumman Corp	750
625	*	Northwest Pipe Co	14
2,339	*	Orbital Sciences Corp	34
1,499	*	Orion Marine Group, Inc	10
4,565	*	Oshkosh Truck Corp	98
5,833	*	Owens Corning, Inc	168
18,461		Paccar, Inc	692
5,872		Pall Corp	336
7,455		Parker Hannifin Corp	568
4,970		Pentair, Inc	165
1,399	*	Perini Corp	17
1,025	*	Pike Electric Corp	7
762	*,e	PMFG, Inc	15
1,969	*	Polypore International, Inc	87
458	*	Powell Industries, Inc	14
940	*	PowerSecure International, Inc	5
7,110		Precision Castparts Corp	1,172
96		Preformed Line Products Co	6
1,320		Primoris Services Corp	20
1,987		Quanex Building Products Corp	30
10,886	*	Quanta Services, Inc	235
1,083		Raven Industries, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,651		Raytheon Co	$854
1,025	*	RBC Bearings, Inc	43
1,983		Regal-Beloit Corp	101
2,000		Robbins & Myers, Inc	97
7,092		Rockwell Automation, Inc	520
7,492		Rockwell Collins, Inc	415
4,700		Roper Industries, Inc	408
3,415	*,e	RSC Holdings, Inc	63
1,703	*	Rush Enterprises, Inc (Class A)	36
2,893	*,e	SatCon Technology Corp	2
294	*	Sauer-Danfoss, Inc	11
16	*	Seaboard Corp	33
576		SeaCube Container Leasing Ltd	9
3,695	*	Shaw Group, Inc	99
1,742		Simpson Manufacturing Co, Inc	59
2,942		Snap-On, Inc	149
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	117
2,579		SPX Corp	155
800		Standex International Corp	27
8,490		Stanley Works	574
701	*	Sterling Construction Co, Inc	8
1,027		Sun Hydraulics Corp	24
1,019		TAL International Group, Inc	29
3,948	*	Taser International, Inc	20
1,000	*	Tecumseh Products Co (Class A)	5
1,872	*	Teledyne Technologies, Inc	103
1,004		Tennant Co	39
4,464	*	Terex Corp	60
590	e	Textainer Group Holdings Ltd	17
13,969		Textron, Inc	258
513	*	Thermon Group Holdings	9
2,627	*	Thomas & Betts Corp	143
4,280		Timken Co	166
2,128	e	Titan International, Inc	41
784	*	Titan Machinery, Inc	17
1,313		Toro Co	80
2,358	*	TransDigm Group, Inc	226
714	*	Trex Co, Inc	16
1,303	*	Trimas Corp	23
4,029		Trinity Industries, Inc	121
1,904		Triumph Group, Inc	111
562	e	Twin Disc, Inc	20
23,004		Tyco International Ltd	1,075
3,113	*	United Rentals, Inc	92
45,164		United Technologies Corp	3,301
979		Universal Forest Products, Inc	30
3,591	*	URS Corp	126
3,497	*,e	USG Corp	36
3,104	*,e	Valence Technology, Inc	3
1,173		Valmont Industries, Inc	106
1,023		Vicor Corp	8
2,775		W.W. Grainger, Inc	519
3,406	*	Wabash National Corp	27
3,395	*	WABCO Holdings, Inc	147
1,468		Watsco, Inc	96
1,513		Watts Water Technologies, Inc (Class A)	52
2,219	*	WESCO International, Inc	118
2,441		Westinghouse Air Brake Technologies Corp	171
3,108		Woodward Governor Co	127
418	*	Xerium Technologies, Inc	3
9,299		Xylem, Inc	239

		TOTAL CAPITAL GOODS	58,002

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	$54
2,171	*	Acacia Research (Acacia Technologies)	79
2,726	*	ACCO Brands Corp	26
1,159		Administaff, Inc	29
637	*	Advisory Board Co	47
928		American Ecology Corp	17
2,166	*	American Reprographics Co	10
508	*	AT Cross Co	6
5,401		Avery Dennison Corp	155
383		Barrett Business Services, Inc	8
2,433		Brink’s Co	65
1,375	*	Casella Waste Systems, Inc (Class A)	9
2,695	*	CBIZ, Inc	16
669		CDI Corp	9
3,345	*	Cenveo, Inc	11
5,360		Cintas Corp	187
2,372	*	Clean Harbors, Inc	151
493	*	Consolidated Graphics, Inc	24
2,669	*	Copart, Inc	128
1,871		Corporate Executive Board Co	71
5,493	*	Corrections Corp of America	112
1,115	*	CoStar Group, Inc	74
594		Courier Corp	7
5,871		Covanta Holding Corp	80
717	*	CRA International, Inc	14
2,529		Deluxe Corp	58
1,664	*	Dolan Media Co	14
2,510		Dun & Bradstreet Corp	188
860	*	Encore Capital Group, Inc	18
4,206	*	EnergySolutions, Inc	13
1,037	*,e	EnerNOC, Inc	11
1,357		Ennis, Inc	18
6,277		Equifax, Inc	243
641	*	Exponent, Inc	29
691	*	Franklin Covey Co	6
2,087	*	FTI Consulting, Inc	89
1,063	*	Fuel Tech, Inc	7
989		G & K Services, Inc (Class A)	29
3,286	*	Geo Group, Inc	55
645	*	GP Strategies Corp	9
3,373		Healthcare Services Group	60
1,202		Heidrick & Struggles International, Inc	26
218	*	Heritage-Crystal Clean, Inc	4
3,007		Herman Miller, Inc	56
1,422	*	Hill International, Inc	7
2,339		HNI Corp	61
1,656	*	Hudson Highland Group, Inc	8
1,154	*	Huron Consulting Group, Inc	45
892	*	ICF International, Inc	22
5,063	*	ICO Global Communications Holdings Ltd	13
2,500	*	IHS, Inc (Class A)	215
1,402	*,e	Innerworkings, Inc	13
2,666		Interface, Inc (Class A)	31
462		Intersections, Inc	5
9,202		Iron Mountain, Inc	283
1,460	*	KAR Auction Services, Inc	20
1,394		Kelly Services, Inc (Class A)	19
1,774	*	Kforce, Inc	22
1,737		Kimball International, Inc (Class B)	9
2,470		Knoll, Inc	37
2,433	*	Korn/Ferry International	42
3,935		Manpower, Inc	141
1,316		McGrath RentCorp	38
1,459	*	Metalico, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,391		Mine Safety Appliances Co	$46
757	*	Mistras Group, Inc	19
2,280	*	Mobile Mini, Inc	40
514		Multi-Color Corp	13
2,873	*	Navigant Consulting, Inc	33
3,800	*	Nielsen Holdings NV	113
563		NL Industries, Inc	7
3,322	*,e	Odyssey Marine Exploration, Inc	9
1,673	*	On Assignment, Inc	19
9,189	e	Pitney Bowes, Inc	170
734	*	Portfolio Recovery Associates, Inc	50
1,273	e	Quad	18
9,373	e	R.R. Donnelley & Sons Co	135
15,900		Republic Services, Inc	438
2,774		Resources Connection, Inc	29
7,414		Robert Half International, Inc	211
3,219		Rollins, Inc	72
489	*	RPX Corp	6
977		Schawk, Inc (Class A)	11
913	*	School Specialty, Inc	2
672	*	Standard Parking Corp	12
3,734		Steelcase, Inc (Class A)	28
4,155	*	Stericycle, Inc	324
2,192	*	SYKES Enterprises, Inc	34
1,110	*	Team, Inc	33
3,264	*	Tetra Tech, Inc	71
648	*	TMS International Corp	6
2,896		Towers Watson & Co	174
896	*	TRC Cos, Inc	5
2,350	*	TrueBlue, Inc	33
664		Unifirst Corp	38
2,404		United Stationers, Inc	78
5,594	*	Verisk Analytics, Inc	225
1,084		Viad Corp	19
205		VSE Corp	5
5,431		Waste Connections, Inc	180
23,488		Waste Management, Inc	768
668	*	WCA Waste Corp	3

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,835

CONSUMER DURABLES & APPAREL - 1.3%
1,931		American Greetings Corp (Class A)	24
653	*	Arctic Cat, Inc	15
3,225	*	Ascena Retail Group, Inc	96
2,994	*,e	Beazer Homes USA, Inc	7
116		Blyth, Inc	7
3,909		Brunswick Corp	71
3,430		Callaway Golf Co	19
2,483	*	Carter’s, Inc	99
379	*	Cavco Industries, Inc	15
442		Cherokee, Inc	5
715	*	Clarus Corp	5
14,409		Coach, Inc	880
562	e	Columbia Sportswear Co	26
4,300	*	CROCS, Inc	63
269		CSS Industries, Inc	5
1,873	*	Deckers Outdoor Corp	142
351	*	Delta Apparel, Inc	7
14,140		DR Horton, Inc	178
14,610	*,e	Eastman Kodak Co	10
1,299	e	Ethan Allen Interiors, Inc	31
2,570	*	Fossil, Inc	204
2,907	*	Furniture Brands International, Inc	4
5,437	e	Garmin Ltd	217
811	*	G-III Apparel Group Ltd	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,868	*	Hanesbrands, Inc	$106
3,541		Harman International Industries, Inc	135
6,090		Hasbro, Inc	194
1,630	*	Helen of Troy Ltd	50
2,297	*,e	Hovnanian Enterprises, Inc (Class A)	3
3,571	*	Iconix Brand Group, Inc	58
1,204	*,e	iRobot Corp	36
857		Jakks Pacific, Inc	12
4,490		Jarden Corp	134
232	*	Johnson Outdoors, Inc	4
4,415		Jones Apparel Group, Inc	47
4,044	e	KB Home	27
500	*	Kenneth Cole Productions, Inc (Class A)	5
1,430	*,e	K-Swiss, Inc (Class A)	4
2,552	*	La-Z-Boy, Inc	30
1,909	*	Leapfrog Enterprises, Inc	11
7,227		Leggett & Platt, Inc	167
7,949	e	Lennar Corp (Class A)	156
847	*	Libbey, Inc	11
362		Lifetime Brands, Inc	4
3,068	*,e	Liz Claiborne, Inc	26
862	*	M/I Homes, Inc	8
1,202	*	Maidenform Brands, Inc	22
1,066	*	Marine Products Corp	5
17,016		Mattel, Inc	472
1,887	e	MDC Holdings, Inc	33
1,694	*	Meritage Homes Corp	39
2,686	*	Mohawk Industries, Inc	161
817		Movado Group, Inc	15
14,687		Newell Rubbermaid, Inc	237
17,586		Nike, Inc (Class B)	1,695
233	*	NVR, Inc	160
733		Oxford Industries, Inc	33
804	*	Perry Ellis International, Inc	11
2,991		Phillips-Van Heusen Corp	211
3,290		Polaris Industries, Inc	184
2,439		Pool Corp	74
14,507	*	Pulte Homes, Inc	92
6,801	*	Quiksilver, Inc	25
2,959		Ralph Lauren Corp	409
444		RG Barry Corp	5
2,334	e	Ryland Group, Inc	37
2,732	*,e	Sealy Corp	5
1,898	*	Skechers U.S.A., Inc (Class A)	23
442		Skyline Corp	2
2,979	*	Smith & Wesson Holding Corp	13
5,166	*,e	Standard-Pacific Corp	16
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	62
957		Sturm Ruger & Co, Inc	32
633	*	Summer Infant, Inc	4
3,418	*	Tempur-Pedic International, Inc	180
6,926	*	Toll Brothers, Inc	142
1,435	*	True Religion Apparel, Inc	50
3,152		Tupperware Corp	176
1,864	*	Under Armour, Inc (Class A)	134
489	*	Unifi, Inc	4
787	*	Universal Electronics, Inc	13
1,001	*,e	Vera Bradley, Inc	32
4,278		VF Corp	543
2,341	*	Warnaco Group, Inc	117
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	178
2,109		Wolverine World Wide, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,005	*,e	Zagg, Inc	$7

		TOTAL CONSUMER DURABLES & APPAREL	9,122

CONSUMER SERVICES - 2.5%
1,322	*	AFC Enterprises	19
1,219		Ambassadors Group, Inc	5
960	*,e	American Public Education, Inc	41
1,644		Ameristar Casinos, Inc	28
5,514	*	Apollo Group, Inc (Class A)	297
641	*,e	Archipelago Learning, Inc	6
860	*	Ascent Media Corp (Series A)	44
2,180	*	Bally Technologies, Inc	86
896	*	BJ’s Restaurants, Inc	41
1,536		Bob Evans Farms, Inc	52
179	*	Boyd Gaming Corp	1
987	*	Bravo Brio Restaurant Group, Inc	17
910	*,e	Bridgepoint Education, Inc	21
4,290		Brinker International, Inc	115
937	*	Buffalo Wild Wings, Inc	63
846	*	Cambium Learning Group, Inc	3
888	*	Capella Education Co	32
3,103	*	Career Education Corp	25
404	*	Caribou Coffee Co, Inc	6
21,086		Carnival Corp	688
620	*	Carrols Restaurant Group, Inc	7
1,126		CBRL Group, Inc	57
1,153		CEC Entertainment, Inc	40
2,924	*	Cheesecake Factory	86
1,535	*	Chipotle Mexican Grill, Inc (Class A)	518
1,471		Choice Hotels International, Inc	56
533		Churchill Downs, Inc	28
1,574	*,e	Coinstar, Inc	72
4,659	*,e	Corinthian Colleges, Inc	10
6,914		Darden Restaurants, Inc	315
6,036	*	Denny’s Corp	23
3,362		DeVry, Inc	129
858	*	DineEquity, Inc	36
2,637	*	Domino’s Pizza, Inc	90
1,270	*,e	Dunkin Brands Group, Inc	32
1,956	*,e	Education Management Corp	55
289		Einstein Noah Restaurant Group, Inc	5
1,754	*	Gaylord Entertainment Co	42
1,646	*	Grand Canyon Education, Inc	26
15,463		H&R Block, Inc	252
3,288		Hillenbrand, Inc	73
2,300	*	Hyatt Hotels Corp	87
14,926		International Game Technology	257
1,433		International Speedway Corp (Class A)	36
2,163	*	Interval Leisure Group, Inc	29
1,142	*	Isle of Capri Casinos, Inc	5
1,384	*,e	ITT Educational Services, Inc	79
2,527	*	Jack in the Box, Inc	53
3,249	*	Jamba, Inc	4
1,265	*	K12, Inc	23
2,917	*	Krispy Kreme Doughnuts, Inc	19
19,471	*	Las Vegas Sands Corp	832
2,155	*	Life Time Fitness, Inc	101
870		Lincoln Educational Services Corp	7
638		Mac-Gray Corp	9
1,242		Marcus Corp	16
12,864		Marriott International, Inc (Class A)	375
1,390	*	Marriott Vacations Worldwide Corp	24
1,582		Matthews International Corp (Class A)	50
51,238		McDonald’s Corp	5,141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,324	*	MGM Mirage	$170
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	7
1,276	*	Multimedia Games, Inc	10
386		National American University Holdings, Inc	3
1,279	*	O’Charleys, Inc	7
4,684	*	Orient-Express Hotels Ltd (Class A)	35
1,428	*	Panera Bread Co (Class A)	202
997	*	Papa John’s International, Inc	38
650	*,e	Peet’s Coffee & Tea, Inc	41
3,437	*	Penn National Gaming, Inc	131
1,227		PF Chang’s China Bistro, Inc	38
3,407	*	Pinnacle Entertainment, Inc	35
705	*,e	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	3
666	*	Red Robin Gourmet Burgers, Inc	18
2,615		Regis Corp	43
6,827		Royal Caribbean Cruises Ltd	169
3,070	*	Ruby Tuesday, Inc	21
1,588	*	Ruth’s Chris Steak House, Inc	8
2,868	*	Scientific Games Corp (Class A)	28
12,090		Service Corp International	129
2,802	*	Shuffle Master, Inc	33
2,098		Six Flags Entertainment Corp	87
3,411	*	Sonic Corp	23
3,535		Sotheby’s (Class A)	101
819		Speedway Motorsports, Inc	13
36,915		Starbucks Corp	1,698
9,797		Starwood Hotels & Resorts Worldwide, Inc	470
85	*	Steak N Shake Co	31
636	*	Steiner Leisure Ltd	29
4,084		Stewart Enterprises, Inc (Class A)	23
605	e	Strayer Education, Inc	59
3,228		Texas Roadhouse, Inc (Class A)	48
1,064	*	Town Sports International Holdings, Inc	8
1,448	*	Universal Technical Institute, Inc	18
1,845		Vail Resorts, Inc	78
1,452	e	Weight Watchers International, Inc	80
15,922		Wendy’s	85
2,997	*	WMS Industries, Inc	62
8,592		Wyndham Worldwide Corp	325
3,957		Wynn Resorts Ltd	437
23,052		Yum! Brands, Inc	1,360

		TOTAL CONSUMER SERVICES	16,899

DIVERSIFIED FINANCIALS - 5.5%
3,111		Advance America Cash Advance Centers, Inc	28
2,630	*	Affiliated Managers Group, Inc	252
17,707	*	American Capital Ltd	119
51,899		American Express Co	2,448
11,069		Ameriprise Financial, Inc	549
9,666		Apollo Investment Corp	62
10,143		Ares Capital Corp	157
1,707	e	Artio Global Investors, Inc	8
499,790		Bank of America Corp	2,779
61,033		Bank of New York Mellon Corp	1,215
3,857		BGC Partners, Inc (Class A)	23
2,986		BlackRock Kelso Capital Corp	24
4,261		BlackRock, Inc	759
3,645	*,e	Broadpoint Securities Group, Inc	6
1,288		Calamos Asset Management, Inc (Class A)	16
22,696		Capital One Financial Corp	960
147		Capital Southwest Corp	12
1,482		Cash America International, Inc	69
2,668		CBOE Holdings, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

52,189		Charles Schwab Corp	$588
143,418		Citigroup, Inc	3,773
3,332		CME Group, Inc	812
1,086	e	Cohen & Steers, Inc	31
1,682		Compass Diversified Trust	21
5,330	*	Cowen Group, Inc	14
302	*	Credit Acceptance Corp	25
118		Diamond Hill Investment Group, Inc	9
26,865		Discover Financial Services	645
2,202	*	Dollar Financial Corp	40
1,551		Duff & Phelps Corp	22
12,665	*	E*Trade Financial Corp	101
6,232	e	Eaton Vance Corp	147
737		Epoch Holding Corp	16
986		Evercore Partners, Inc (Class A)	26
2,322	*	Ezcorp, Inc (Class A)	61
2,692	*	FBR Capital Markets Corp	6
4,555	e	Federated Investors, Inc (Class B)	69
3,389	e	Fifth Street Finance Corp	32
1,926	*,e	Financial Engines, Inc	43
1,630	*	First Cash Financial Services, Inc	57
3,742	*,e	First Marblehead Corp	4
7,098		Franklin Resources, Inc	682
352		Friedman Billings Ramsey Group, Inc (Class A)	8
950	e	FXCM, Inc	9
349		GAMCO Investors, Inc (Class A)	15
3,928		GFI Group, Inc	16
1,256		Gladstone Capital Corp	10
1,326		Gladstone Investment Corp	10
25,711		Goldman Sachs Group, Inc	2,325
404	e	Golub Capital BDC, Inc	6
1,122	*,e	Green Dot Corp	35
1,492	e	Greenhill & Co, Inc	54
1,395	*	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	21
1,489	*	HFF, Inc (Class A)	15
891	*	Imperial Holdings, Inc	2
2,025		Interactive Brokers Group, Inc (Class A)	30
3,717	*	IntercontinentalExchange, Inc	448
675	*	International Assets Holding Corp	16
1,945	*	Internet Capital Group, Inc	15
23,335		Invesco Ltd	469
2,567	*	Investment Technology Group, Inc	28
40,000	e	iShares Russell 3000 Index Fund	2,967
9,425		Janus Capital Group, Inc	59
6,156	e	Jefferies Group, Inc	85
822		JMP Group, Inc	6
196,259		JPMorgan Chase & Co	6,526
1,881		KBW, Inc	29
5,321	*	Knight Capital Group, Inc (Class A)	63
1,010		Kohlberg Capital Corp	6
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
5,598		Lazard Ltd (Class A)	146
7,519		Legg Mason, Inc	181
9,840		Leucadia National Corp	224
700	*	LPL Investment Holdings, Inc	21
1,017		Main Street Capital Corp	22
1,518		MarketAxess Holdings, Inc	46
3,668		MCG Capital Corp	15
872		Medallion Financial Corp	10
594		Medley Capital Corp	6
9,845		Moody’s Corp	331
76,013		Morgan Stanley	1,150
6,067	*	MSCI, Inc (Class A)	200
1,507		MVC Capital, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,892	*	Nasdaq Stock Market, Inc	$144
1,305		Nelnet, Inc (Class A)	32
1,400	*,e	Netspend Holdings, Inc	11
354		New Mountain Finance Corp	5
959	*	NewStar Financial, Inc	10
1,181		NGP Capital Resources Co	8
489	e	Nicholas Financial, Inc	6
10,627		Northern Trust Corp	421
13,136		NYSE Euronext	343
448		Oppenheimer Holdings, Inc	7
2,314		PennantPark Investment Corp	23
2,946	*	PHH Corp	31
1,198	*	Pico Holdings, Inc	25
935	*	Piper Jaffray Cos	19
3,632	e	Prospect Capital Corp	34
5,235		Raymond James Financial, Inc	162
1,299	*	Safeguard Scientifics, Inc	21
870		Sanders Morris Harris Group, Inc	6
6,909		SEI Investments Co	120
25,584		SLM Corp	343
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	6
15,000		SPDR Trust Series 1	1,883
24,748		State Street Corp	998
2,739	*	Stifel Financial Corp	88
1,726		SWS Group, Inc	12
12,829		T Rowe Price Group, Inc	731
11,051		TD Ameritrade Holding Corp	173
456		THL Credit, Inc	6
1,245		TICC Capital Corp	11
925		Triangle Capital Corp	18
354	*	Virtus Investment Partners, Inc	27
4,362		Waddell & Reed Financial, Inc (Class A)	108
1,146		Walter Investment Management Corp	24
322		Westwood Holdings Group, Inc	12
616	*	World Acceptance Corp	45

		TOTAL DIVERSIFIED FINANCIALS	38,358

ENERGY - 11.2%
4,200	*,e	Abraxas Petroleum Corp	14
783		Alon USA Energy, Inc	7
10,621	*	Alpha Natural Resources, Inc	217
885	*,e	Amyris Biotechnologies, Inc	10
24,513		Anadarko Petroleum Corp	1,871
18,972		Apache Corp	1,718
460	e	APCO Argentina, Inc	38
546	*,e	Approach Resources, Inc	16
10,893		Arch Coal, Inc	158
896	*,e	ATP Oil & Gas Corp	7
2,862	*	Atwood Oceanics, Inc	114
21,576		Baker Hughes, Inc	1,049
1,205	*	Basic Energy Services, Inc	24
2,676		Berry Petroleum Co (Class A)	112
2,422	*	Bill Barrett Corp	83
4,811	*,e	BPZ Energy, Inc	14
1,671		Bristow Group, Inc	79
5,129		Cabot Oil & Gas Corp	389
4,578	*	Cal Dive International, Inc	10
1,294	*	Callon Petroleum Co	6
12,062	*	Cameron International Corp	593
971	e	CARBO Ceramics, Inc	120
1,963	*	Carrizo Oil & Gas, Inc	52
3,135	*	Cheniere Energy, Inc	27
32,556		Chesapeake Energy Corp	726
99,334		Chevron Corp	10,569

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,254		Cimarex Energy Co	$263
326	*	Clayton Williams Energy, Inc	25
2,252	*,e	Clean Energy Fuels Corp	28
1,710	*	Cloud Peak Energy, Inc	33
5,980	*	Cobalt International Energy, Inc	93
3,986	*	Complete Production Services, Inc	134
2,095	*	Comstock Resources, Inc	32
5,242	*	Concho Resources, Inc	491
65,688		ConocoPhillips	4,787
11,445		Consol Energy, Inc	420
582	*	Contango Oil & Gas Co	34
1,662	*,e	Continental Resources, Inc	111
2,156		Core Laboratories NV	246
2,304		Crosstex Energy, Inc	29
4,444	*	CVR Energy, Inc	83
474	*	Dawson Geophysical Co	19
683		Delek US Holdings, Inc	8
20,375	*	Denbury Resources, Inc	308
20,953		Devon Energy Corp	1,299
2,362		DHT Maritime, Inc	2
3,453		Diamond Offshore Drilling, Inc	191
4,037	*	Dresser-Rand Group, Inc	202
1,762	*	Dril-Quip, Inc	116
38,251		El Paso Corp	1,016
1,867	*,e	Endeavour International Corp	16
3,525		Energen Corp	176
1,505	*	Energy Partners Ltd	22
3,786	*	Energy XXI Bermuda Ltd	121
13,377		EOG Resources, Inc	1,318
6,781		Equitable Resources, Inc	372
668	*	Evolution Petroleum Corp	5
7,607		EXCO Resources, Inc	79
3,340	*	Exterran Holdings, Inc	30
244,135		Exxon Mobil Corp	20,693
11,824	*	FMC Technologies, Inc	618
4,741	*	Forest Oil Corp	64
2,722	e	Frontline Ltd	12
2,612	*	FX Energy, Inc	13
2,282	*	Gastar Exploration Ltd	7
523	*,e	Geokinetics, Inc	1
1,015	*	Georesources, Inc	30
277	*,e	Gevo, Inc	2
933	*	Global Geophysical Services, Inc	6
1,351	*,e	GMX Resources, Inc	2
2,142		Golar LNG Ltd	95
1,342	*,e	Goodrich Petroleum Corp	18
827	*	Green Plains Renewable Energy, Inc	8
727		Gulf Island Fabrication, Inc	21
1,244	*	Gulfmark Offshore, Inc	52
1,969	*	Gulfport Energy Corp	58
45,016		Halliburton Co	1,554
1,747	*,e	Harvest Natural Resources, Inc	13
5,489	*	Helix Energy Solutions Group, Inc	87
4,822		Helmerich & Payne, Inc	281
5,516	*	Hercules Offshore, Inc	25
15,186		Hess Corp	863
9,634		Holly Corp	225
1,230	*	Hornbeck Offshore Services, Inc	38
928	*,e	Houston American Energy Corp	11
7,914	*,e	Hyperdynamics Corp	19
6,522	*	ION Geophysical Corp	40
61	*	Isramco, Inc	5
1,514	*,e	James River Coal Co	10
6,661	*	Key Energy Services, Inc	103
8,627	e	Kinder Morgan, Inc	278

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,036		Knightsbridge Tankers Ltd	$14
9,022	*	Kodiak Oil & Gas Corp	86
1,661	*	Kosmos Energy LLC	20
843	*	L&L Energy, Inc	2
1,347		Lufkin Industries, Inc	91
5,602	*,e	Magnum Hunter Resources Corp	30
35,215		Marathon Oil Corp	1,031
17,542		Marathon Petroleum Corp	584
1,545	*	Matrix Service Co	15
11,755	*	McDermott International, Inc	135
4,297	*,e	McMoRan Exploration Co	63
738	*,e	Miller Petroleum, Inc	2
507	*	Mitcham Industries, Inc	11
9,694		Murphy Oil Corp	540
14,433	*	Nabors Industries Ltd	250
20,967		National Oilwell Varco, Inc	1,426
714	*	Natural Gas Services Group, Inc	10
6,825	*	Newfield Exploration Co	257
4,752	*	Newpark Resources, Inc	45
8,752		Noble Energy, Inc	826
2,356	e	Nordic American Tanker Shipping	28
2,245	*,e	Northern Oil And Gas, Inc	54
3,020	*,e	Oasis Petroleum, Inc	88
40,396		Occidental Petroleum Corp	3,785
5,485		Oceaneering International, Inc	253
2,591	*	Oil States International, Inc	198
1,191	e	Overseas Shipholding Group, Inc	13
246	*	OYO Geospace Corp	19
2,542	*,e	Pacific Asia Petroleum, Inc	3
447		Panhandle Oil and Gas, Inc (Class A)	15
6,555	*	Parker Drilling Co	47
3,067	*	Patriot Coal Corp	26
7,817		Patterson-UTI Energy, Inc	156
13,732		Peabody Energy Corp	455
2,491		Penn Virginia Corp	13
1,000	*	Petroleum Development Corp	35
2,768	*,e	Petroquest Energy, Inc	18
882	*	PHI, Inc	22
2,681	*	Pioneer Drilling Co	26
5,942		Pioneer Natural Resources Co	532
7,131	*	Plains Exploration & Production Co	262
8,936		Questar Market Resources, Inc	262
5,994	*,e	Quicksilver Resources, Inc	40
8,023		Range Resources Corp	497
11,466	*,e	Rentech, Inc	15
2,024	*,e	Resolute Energy Corp	22
1,826	*,e	Rex Energy Corp	27
303	*	Rex Stores Corp	7
298	*	RigNet, Inc	5
2,800	*	Rosetta Resources, Inc	122
6,060	*	Rowan Cos, Inc	184
2,193	e	RPC, Inc	40
18,950	*	SandRidge Energy, Inc	155
67,006		Schlumberger Ltd	4,577
1,279	*	Scorpio Tankers, Inc	6
891	*	SEACOR Holdings, Inc	79
2,320	*	SemGroup Corp	60
2,365	e	Ship Finance International Ltd	22
550	*,e	Solazyme, Inc	7
6,300		Southern Union Co	265
17,583	*	Southwestern Energy Co	562
32,161		Spectra Energy Corp	989
3,213		St. Mary Land & Exploration Co	235
2,334	*	Stone Energy Corp	62
5,389		Sunoco, Inc	221

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,018	*,e	Superior Energy Services	$114
2,133	*	Swift Energy Co	63
3,388	*,e	Syntroleum Corp	3
840		Targa Resources Investments, Inc	34
2,102		Teekay Corp	56
2,124	e	Teekay Tankers Ltd (Class A)	7
1,600	*	Tesco Corp	20
7,249	*	Tesoro Corp	169
3,896	*	Tetra Technologies, Inc	36
2,548		Tidewater, Inc	126
367	*,e	Triangle Petroleum Corp	2
7,732	*	Ultra Petroleum Corp	229
500	*	Union Drilling, Inc	3
2,117	*	Unit Corp	98
3,239	*,e	Uranerz Energy Corp	6
2,636	*,e	Uranium Energy Corp	8
4,901	*,e	Uranium Resources, Inc	4
5,321	*	Ur-Energy, Inc	5
5,759	*,e	USEC, Inc	7
2,578	*	Vaalco Energy, Inc	16
28,824		Valero Energy Corp	607
4,769	*	Vantage Drilling Co	6
1,482	*	Venoco, Inc	10
2,249	*,e	Voyager Oil & Gas, Inc	6
1,693		W&T Offshore, Inc	36
3,436	*	Warren Resources, Inc	11
2,614	*	Western Refining, Inc	35
510	*	Westmoreland Coal Co	6
5,933	*	Whiting Petroleum Corp	277
2,395	*	Willbros Group, Inc	9
28,869		Williams Cos, Inc	953
3,096		World Fuel Services Corp	130

		TOTAL ENERGY	78,423

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	42
66		Arden Group, Inc (Class A)	6
1,705		Casey’s General Stores, Inc	88
21,498		Costco Wholesale Corp	1,791
66,873		CVS Corp	2,727
1,424	*	Fresh Market, Inc	57
700		Ingles Markets, Inc (Class A)	11
29,482		Kroger Co	714
656		Nash Finch Co	19
1,214	*	Pantry, Inc	15
655		Pricesmart, Inc	46
29,531	*	Rite Aid Corp	37
2,157		Ruddick Corp	92
17,888		Safeway, Inc	376
1,382		Spartan Stores, Inc	26
11,240	e	Supervalu, Inc	91
233	*	Susser Holdings Corp	5
28,896		Sysco Corp	847
2,446	*	United Natural Foods, Inc	98
424		Village Super Market (Class A)	12
45,392		Walgreen Co	1,501
87,907		Wal-Mart Stores, Inc	5,253
180		Weis Markets, Inc	7
7,589		Whole Foods Market, Inc	528
2,891	*	Winn-Dixie Stores, Inc	27

		TOTAL FOOD & STAPLES RETAILING	14,416

FOOD, BEVERAGE & TOBACCO - 5.5%
246		Alico, Inc	5
5,454	*	Alliance One International, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

103,678		Altria Group, Inc	$3,074
32,242		Archer Daniels Midland Co	922
1,189		B&G Foods, Inc (Class A)	29
7,798		Beam, Inc	399
400	*,e	Boston Beer Co, Inc (Class A)	43
4,967		Brown-Forman Corp (Class B)	400
7,283		Bunge Ltd	417
555	e	Calavo Growers, Inc	14
803		Cal-Maine Foods, Inc	29
8,910		Campbell Soup Co	296
3,635	*,e	Central European Distribution Corp	16
2,584	*	Chiquita Brands International, Inc	22
263		Coca-Cola Bottling Co Consolidated	15
97,591		Coca-Cola Co	6,828
16,433		Coca-Cola Enterprises, Inc	424
20,123		ConAgra Foods, Inc	531
9,178	*	Constellation Brands, Inc (Class A)	190
3,860		Corn Products International, Inc	203
5,911	*	Darling International, Inc	79
9,678	*	Dean Foods Co	108
1,154	e	Diamond Foods, Inc	37
1,712	*,e	Dole Food Co, Inc	15
11,190		Dr Pepper Snapple Group, Inc	442
616	e	Farmer Bros Co	5
5,476		Flowers Foods, Inc	104
2,084		Fresh Del Monte Produce, Inc	52
31,624		General Mills, Inc	1,278
6,210	*,e	Green Mountain Coffee Roasters, Inc	279
149		Griffin Land & Nurseries, Inc (Class A)	4
15,785		H.J. Heinz Co	853
1,798	*	Hain Celestial Group, Inc	66
3,538		Hansen Natural Corp	326
4,668	*,e	Heckmann Corp	31
7,424		Hershey Co	459
6,945		Hormel Foods Corp	203
740	e	Imperial Sugar Co	3
800		J&J Snack Foods Corp	43
5,817		J.M. Smucker Co	455
12,157		Kellogg Co	615
81,903		Kraft Foods, Inc (Class A)	3,060
975		Lancaster Colony Corp	68
2,402		Lance, Inc	54
443	e	Limoneira Co	7
6,614		Lorillard, Inc	754
6,693		McCormick & Co, Inc	337
10,062		Mead Johnson Nutrition Co	692
621		Mgp Ingredients, Inc	3
6,834		Molson Coors Brewing Co (Class B)	298
621		National Beverage Corp	10
996	*	Omega Protein Corp	7
78,051		PepsiCo, Inc	5,179
87,849		Philip Morris International, Inc	6,894
2,432	*,e	Pilgrim’s Pride Corp	14
617	*,e	Primo Water	2
2,656	*	Ralcorp Holdings, Inc	227
16,551		Reynolds American, Inc	685
1,203		Sanderson Farms, Inc	60
29,550		Sara Lee Corp	559
365	*	Seneca Foods Corp	9
3,778	*	Smart Balance, Inc	20
6,686	*	Smithfield Foods, Inc	162
4,200	*,e	Star Scientific, Inc	9
889	*,e	Synutra International, Inc	5
1,187	e	Tootsie Roll Industries, Inc	28
1,794	*	TreeHouse Foods, Inc	117

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,985		Tyson Foods, Inc (Class A)	$309
1,060		Universal Corp	49
2,514	e	Vector Group Ltd	45

		TOTAL FOOD, BEVERAGE & TOBACCO	38,992

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,214	*	Abaxis, Inc	34
1,811	*	Abiomed, Inc	33
2,035	*,e	Accretive Health, Inc	47
3,073	*	Accuray, Inc	13
18,770		Aetna, Inc	792
467	*	Air Methods Corp	39
3,127	*	Align Technology, Inc	74
1,316	*	Alliance Imaging, Inc	2
9,620	*	Allscripts Healthcare Solutions, Inc	182
380	*	Almost Family, Inc	6
2,729	*	Alphatec Holdings, Inc	5
1,533	*	Amedisys, Inc	17
608	*	American Dental Partners, Inc	11
2,201	*	Amerigroup Corp	130
13,773		AmerisourceBergen Corp	512
2,008	*	AMN Healthcare Services, Inc	9
1,528	*	Amsurg Corp	40
639		Analogic Corp	37
1,310	*	Angiodynamics, Inc	19
3,605	*,e	Antares Pharma, Inc	8
1,336	*	Arthrocare Corp	42
1,106		Assisted Living Concepts, Inc (A Shares)	17
1,737	*,e	athenahealth, Inc	85
716	*	AtriCure, Inc	8
86		Atrion Corp	21
4,151		Bard (C.R.), Inc	355
28,286		Baxter International, Inc	1,400
10,845		Becton Dickinson & Co	810
1,446	*,e	Biolase Technology, Inc	4
1,242	*,e	Bio-Reference Labs, Inc	20
2,298	*	BioScrip, Inc	13
74,361	*	Boston Scientific Corp	397
4,927	*	Brookdale Senior Living, Inc	86
711		Cantel Medical Corp	20
1,396	*	Capital Senior Living Corp	11
17,180		Cardinal Health, Inc	698
1,317	*	CardioNet, Inc	3
10,828	*	CareFusion Corp	275
1,830	*	Catalyst Health Solutions, Inc	95
1,586	*	CBaySystems Holdings Ltd	15
2,518	*	Centene Corp	100
6,928	*	Cerner Corp	424
1,975	*	Cerus Corp	5
1,072		Chemed Corp	55
671	*	Chindex International, Inc	6
13,313		Cigna Corp	559
4,283	*	Community Health Systems, Inc	75
590		Computer Programs & Systems, Inc	30
1,671	*	Conceptus, Inc	21
1,595	*	Conmed Corp	41
2,129		Cooper Cos, Inc	150
467	*	Corvel Corp	24
7,375	*	Coventry Health Care, Inc	224
24,537		Covidien plc	1,104
2,234	*	Cross Country Healthcare, Inc	12
1,413	*	CryoLife, Inc	7
1,543	*	Cyberonics, Inc	52
475	*	Cynosure, Inc (Class A)	6
4,725	*	DaVita, Inc	358

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,929	*,e	Delcath Systems, Inc	$6
7,111		Dentsply International, Inc	249
3,382	*	DexCom, Inc	31
493	*	DynaVox, Inc	2
5,544	*	Edwards Lifesciences Corp	392
1,554	*,e	Emeritus Corp	27
2,539	*	Endologix, Inc	29
711		Ensign Group, Inc	17
327	*,e	ePocrates, Inc	3
408	*	Exactech, Inc	7
1,376	*	EXamWorks, Inc	13
24,334	*	Express Scripts, Inc	1,088
1,637	*	Five Star Quality Care, Inc	5
2,421	*	Gen-Probe, Inc	143
1,497	*	Gentiva Health Services, Inc	10
1,370	*	Greatbatch, Inc	30
1,049	*	Haemonetics Corp	64
1,683	*	Hanger Orthopedic Group, Inc	32
1,438	*	Hansen Medical, Inc	4
5,563	*	HCA Holdings, Inc	123
11,279	*	Health Management Associates, Inc (Class A)	83
4,553	*	Health Net, Inc	139
4,886	*	Healthsouth Corp	86
3,431	*	Healthspring, Inc	187
797	*	HealthStream, Inc	15
1,788	*	Healthways, Inc	12
605	*,e	HeartWare International, Inc	42
4,577	*	Henry Schein, Inc	295
3,194		Hill-Rom Holdings, Inc	108
4,287	*	HMS Holdings Corp	137
13,090	*	Hologic, Inc	229
8,295		Humana, Inc	727
632	*	ICU Medical, Inc	28
2,704	*	Idexx Laboratories, Inc	208
2,329	*,e	Insulet Corp	44
1,114	*	Integra LifeSciences Holdings Corp	34
1,946	*	Intuitive Surgical, Inc	901
1,548		Invacare Corp	24
4,435	*	Inverness Medical Innovations, Inc	102
904	*	IPC The Hospitalist Co, Inc	41
1,079	*	IRIS International, Inc	10
520	*	Kensey Nash Corp	10
2,539	*	Kindred Healthcare, Inc	30
4,882	*	Laboratory Corp of America Holdings	420
498		Landauer, Inc	26
735	*	LHC Group, Inc	9
2,636	*	LifePoint Hospitals, Inc	98
4,122		Lincare Holdings, Inc	106
1,359	*	Magellan Health Services, Inc	67
1,614	*,e	MAKO Surgical Corp	41
2,657	*	Masimo Corp	50
12,388		McKesson Corp	965
2,281	*	MedAssets, Inc	21
19,897	*	Medco Health Solutions, Inc	1,112
873	*	Medical Action Industries, Inc	5
975	*	Medidata Solutions, Inc	21
53,018		Medtronic, Inc	2,028
2,504	*	Merge Healthcare, Inc	12
2,066		Meridian Bioscience, Inc	39
1,836	*	Merit Medical Systems, Inc	25
2,331	*	Metropolitan Health Networks, Inc	17
1,080	*	Molina Healthcare, Inc	24
620	*	MWI Veterinary Supply, Inc	41
516		National Healthcare Corp	22
1,662	*	Natus Medical, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,314	*	Neogen Corp	$40
4,406	*	Neoprobe Corp	12
2,136	*	NuVasive, Inc	27
2,243	*	NxStage Medical, Inc	40
5,865		Omnicare, Inc	202
1,729	*	Omnicell, Inc	29
2,901	*	OraSure Technologies, Inc	26
1,010	*	Orthofix International NV	36
3,228		Owens & Minor, Inc	90
1,140	*	Palomar Medical Technologies, Inc	11
5,222		Patterson Cos, Inc	154
2,180	*	Pediatrix Medical Group, Inc	157
1,726	*	PharMerica Corp	26
617	*	Providence Service Corp	9
2,792	*	PSS World Medical, Inc	68
1,960	e	Quality Systems, Inc	73
7,808		Quest Diagnostics, Inc	453
1,220	*,e	Quidel Corp	18
1,541	*,e	RadNet, Inc	3
7,735	*	Resmed, Inc	196
804	*,e	Rockwell Medical Technologies, Inc	7
3,216	*	RTI Biologics, Inc	14
2,500	*	Select Medical Holdings Corp	21
2,401	*	Sirona Dental Systems, Inc	106
973	*	Skilled Healthcare Group, Inc (Class A)	5
3,016	*	Solta Medical, Inc	9
766	*	SonoSite, Inc	41
1,958	*	Spectranetics Corp	14
16,210		St. Jude Medical, Inc	556
1,741	*	Staar Surgical Co	18
2,299	*,e	Stereotaxis, Inc	2
2,985		STERIS Corp	89
15,528		Stryker Corp	772
758	*	Sun Healthcare Group, Inc	3
2,773	*	Sunrise Senior Living, Inc	18
900	*	SurModics, Inc	13
2,964	*	SXC Health Solutions Corp	167
1,974	*	Symmetry Medical, Inc	16
1,090	*	Synergetics USA, Inc	8
768	*	Synovis Life Technologies, Inc	21
1,351	*	Team Health Holdings, Inc	30
2,032		Teleflex, Inc	125
21,306	*	Tenet Healthcare Corp	109
2,999	*	Thoratec Corp	101
520	*	Tornier BV	9
360	*	Transcend Services, Inc	9
979	*	Triple-S Management Corp (Class B)	20
2,569	*	Unilife Corp	8
53,540		UnitedHealth Group, Inc	2,713
1,661	*	Universal American Corp	21
4,561		Universal Health Services, Inc (Class B)	177
1,051	*,e	Uroplasty, Inc	4
701		US Physical Therapy, Inc	14
5,917	*	Varian Medical Systems, Inc	397
937	*	Vascular Solutions, Inc	10
4,351	*	VCA Antech, Inc	86
2,758	*	Volcano Corp	66
2,154	*	WellCare Health Plans, Inc	113
17,137		WellPoint, Inc	1,135
1,778		West Pharmaceutical Services, Inc	67
2,200	*	Wright Medical Group, Inc	36
233		Young Innovations, Inc	7
9,374	*	Zimmer Holdings, Inc	501
1,200	*	Zoll Medical Corp	76

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	29,974

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
21,664		Avon Products, Inc	$378
3,024	*	Central Garden and Pet Co (Class A)	25
6,930		Church & Dwight Co, Inc	317
6,594		Clorox Co	439
24,099		Colgate-Palmolive Co	2,226
1,265	*	Elizabeth Arden, Inc	47
3,326	*	Energizer Holdings, Inc	258
5,567		Estee Lauder Cos (Class A)	625
867	e	Female Health Co	4
5,990		Herbalife Ltd	310
735		Inter Parfums, Inc	11
19,388		Kimberly-Clark Corp	1,426
721	*,e	Medifast, Inc	10
83	*	Nature’s Sunshine Products, Inc	1
2,584		Nu Skin Enterprises, Inc (Class A)	126
602	*	Nutraceutical International Corp	7
255		Oil-Dri Corp of America	5
2,523	*	Prestige Brands Holdings, Inc	28
138,323		Procter & Gamble Co	9,228
575	*	Revlon, Inc (Class A)	9
630	*	Schiff Nutrition International, Inc	7
956	*	Spectrum Brands, Inc	26
312	*,e	USANA Health Sciences, Inc	9
886		WD-40 Co	36

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,558

INSURANCE - 3.7%
16,698		ACE Ltd	1,171
23,310		Aflac, Inc	1,008
285	*,e	Alleghany Corp	81
1,944		Allied World Assurance Co Holdings Ltd	122
25,606		Allstate Corp	702
3,620		American Equity Investment Life Holding Co	38
3,950		American Financial Group, Inc	146
21,619	*	American International Group, Inc	502
355		American National Insurance Co	26
622	*	American Safety Insurance Holdings Ltd	14
915	*	Amerisafe, Inc	21
1,200		Amtrust Financial Services, Inc	29
16,387		AON Corp	767
6,298	*	Arch Capital Group Ltd	234
1,611		Argo Group International Holdings Ltd	47
5,455		Arthur J. Gallagher & Co	182
3,581		Aspen Insurance Holdings Ltd	95
4,871		Assurant, Inc	200
9,283		Assured Guaranty Ltd	122
6,234		Axis Capital Holdings Ltd	199
422		Baldwin & Lyons, Inc (Class B)	9
86,469	*	Berkshire Hathaway, Inc (Class B)	6,598
5,834		Brown & Brown, Inc	132
14,531		Chubb Corp	1,006
7,387		Cincinnati Financial Corp	225
2,162	*	Citizens, Inc (Class A)	21
1,391		CNA Financial Corp	37
11,225	*	Conseco, Inc	71
1,190		Crawford & Co (Class B)	7
2,444		Delphi Financial Group, Inc (Class A)	108
406		Donegal Group, Inc (Class A)	6
1,474	*	eHealth, Inc	22
168		EMC Insurance Group, Inc	3
1,950		Employers Holdings, Inc	35
2,054		Endurance Specialty Holdings Ltd	79
395	*	Enstar Group Ltd	39
1,505		Erie Indemnity Co (Class A)	118
2,121		Everest Re Group Ltd	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

881		FBL Financial Group, Inc (Class A)	$30
11,312		Fidelity National Title Group, Inc (Class A)	180
5,526		First American Financial Corp	70
2,488		Flagstone Reinsurance Holdings Ltd	21
22,188	*	Genworth Financial, Inc (Class A)	145
1,491	*	Greenlight Capital Re Ltd (Class A)	35
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	79
657	e	Harleysville Group, Inc	37
21,920		Hartford Financial Services Group, Inc	356
5,658		HCC Insurance Holdings, Inc	156
2,378	*	Hilltop Holdings, Inc	20
2,010		Horace Mann Educators Corp	28
357	e	Independence Holding Co	3
632		Infinity Property & Casualty Corp	36
212		Kansas City Life Insurance Co	7
2,516		Kemper Corp	73
15,830		Lincoln National Corp	307
15,604		Loews Corp	587
2,909		Maiden Holdings Ltd	25
450	*	Markel Corp	187
27,173		Marsh & McLennan Cos, Inc	859
4,600		Max Capital Group Ltd	109
7,809	*,e	MBIA, Inc	91
2,850		Meadowbrook Insurance Group, Inc	30
1,373		Mercury General Corp	63
40,788		Metlife, Inc	1,272
3,129		Montpelier Re Holdings Ltd	56
2,320	*	National Financial Partners Corp	31
224		National Interstate Corp	6
56		National Western Life Insurance Co (Class A)	8
636	*	Navigators Group, Inc	30
12,729		Old Republic International Corp	118
1,314		OneBeacon Insurance Group Ltd (Class A)	20
3,479		PartnerRe Ltd	223
7,094	*	Phoenix Cos, Inc	12
1,669		Platinum Underwriters Holdings Ltd	57
1,106		Presidential Life Corp	11
1,054		Primerica, Inc	25
16,236		Principal Financial Group	399
1,464		ProAssurance Corp	117
30,555		Progressive Corp	596
4,503		Protective Life Corp	102
23,859		Prudential Financial, Inc	1,196
3,586		Reinsurance Group of America, Inc (Class A)	187
2,614		RenaissanceRe Holdings Ltd	194
697		RLI Corp	51
678		Safety Insurance Group, Inc	27
999		SeaBright Insurance Holdings, Inc	8
2,700		Selective Insurance Group, Inc	48
2,292		Stancorp Financial Group, Inc	84
913		State Auto Financial Corp	12
1,214		Stewart Information Services Corp	14
3,411		Symetra Financial Corp	31
5,237		Torchmark Corp	227
1,864		Tower Group, Inc	38
3,162		Transatlantic Holdings, Inc	173
20,725		Travelers Cos, Inc	1,226
746	*	United America Indemnity Ltd	15
1,337		United Fire & Casualty Co	27
587		Universal Insurance Holdings, Inc	2
15,052		UnumProvident Corp	317
3,894		Validus Holdings Ltd	123
5,770		W.R. Berkley Corp	198
313		White Mountains Insurance Group Ltd	142
15,619		XL Capital Ltd	309

		TOTAL INSURANCE	25,669

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 4.0%
1,675		A. Schulman, Inc	$35
226	*	AEP Industries, Inc	6
10,394		Air Products & Chemicals, Inc	885
3,941		Airgas, Inc	308
5,809	e	AK Steel Holding Corp	48
4,572		Albemarle Corp	235
52,542		Alcoa, Inc	454
5,557		Allegheny Technologies, Inc	266
4,499	*	Allied Nevada Gold Corp	136
1,252		AMCOL International Corp	34
928		American Vanguard Corp	12
3,382		Aptargroup, Inc	177
4,098		Ashland, Inc	234
1,365		Balchem Corp	55
8,482		Ball Corp	303
4,932		Bemis Co, Inc	148
5,292		Boise, Inc	38
1,200	*	Brush Engineered Materials, Inc	29
1,757		Buckeye Technologies, Inc	59
3,319		Cabot Corp	107
2,978	*	Calgon Carbon Corp	47
2,419		Carpenter Technology Corp	125
1,087	*,e	Castle (A.M.) & Co	10
7,889		Celanese Corp (Series A)	349
3,364	*	Century Aluminum Co	29
3,530		CF Industries Holdings, Inc	512
340		Chase Corp	5
3,627	*	Chemtura	41
1,060	*	Clearwater Paper Corp	38
6,943		Cleveland-Cliffs, Inc	433
4,438	*	Coeur d’Alene Mines Corp	107
6,046		Commercial Metals Co	84
1,615		Compass Minerals International, Inc	111
8,215	*	Crown Holdings, Inc	276
2,481		Cytec Industries, Inc	111
567		Deltic Timber Corp	34
2,090		Domtar Corp	167
57,962		Dow Chemical Co	1,667
45,783		Du Pont (E.I.) de Nemours & Co	2,096
2,311		Eagle Materials, Inc	59
7,190		Eastman Chemical Co	281
14,627		Ecolab, Inc	846
4,514	*	Ferro Corp	22
2,562	*,e	Flotek Industries, Inc	26
3,623		FMC Corp	312
46,868		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,724
954		FutureFuel Corp	12
2,908	*	General Moly, Inc	9
1,622	*	Georgia Gulf Corp	32
2,406		Glatfelter	34
2,943		Globe Specialty Metals, Inc	39
1,426		Gold Resource Corp	30
461	*,e	Golden Minerals Co	3
12,807	*	Golden Star Resources Ltd	21
8,058	*	Graphic Packaging Holding Co	34
1,790		Greif, Inc (Class A)	82
2,571		H.B. Fuller Co	59
459		Hawkins, Inc	17
750		Haynes International, Inc	41
2,769	*	Headwaters, Inc	6
14,157		Hecla Mining Co	74
2,056	*	Horsehead Holding Corp	18
9,393		Huntsman Corp	94
1,126		Innophos Holdings, Inc	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,190	*	Innospec, Inc	$33
4,077		International Flavors & Fragrances, Inc	214
22,081		International Paper Co	654
2,641	*	Intrepid Potash, Inc	60
4,439	*,e	Jaguar Mining, Inc	28
620		Kaiser Aluminum Corp	28
2,023	*	Kapstone Paper and Packaging Corp	32
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	37
1,610	*	Kraton Polymers LLC	33
1,114		Kronos Worldwide, Inc	20
1,289	*	Landec Corp	7
6,361	*	Louisiana-Pacific Corp	51
901	*	LSB Industries, Inc	25
15,822		LyondellBasell Industries AF S.C.A	514
2,306	e	Martin Marietta Materials, Inc	174
8,578		MeadWestvaco Corp	257
566	*	Metals USA Holdings Corp	6
3,984	*,e	Midway Gold Corp	8
998		Minerals Technologies, Inc	56
2,837	*,e	Molycorp, Inc	68
26,411		Monsanto Co	1,851
13,646		Mosaic Co	688
1,570		Myers Industries, Inc	19
1,075		Neenah Paper, Inc	24
469		NewMarket Corp	93
23,952		Newmont Mining Corp	1,437
1,121		Noranda Aluminium Holding Corp	9
15,457		Nucor Corp	612
4,182		Olin Corp	82
529		Olympic Steel, Inc	12
1,636	*	OM Group, Inc	37
2,250	*	Omnova Solutions, Inc	10
8,262	*	Owens-Illinois, Inc	160
5,162		Packaging Corp of America	130
5,999	*,e	Paramount Gold and Silver Corp	13
4,735		PolyOne Corp	55
7,741		PPG Industries, Inc	646
15,039		Praxair, Inc	1,608
610		Quaker Chemical Corp	24
3,642		Reliance Steel & Aluminum Co	177
1,196	*	Revett Minerals, Inc	6
3,144		Rock-Tenn Co (Class A)	182
2,609	*	Rockwood Holdings, Inc	103
2,701		Royal Gold, Inc	182
6,583		RPM International, Inc	162
1,496	*	RTI International Metals, Inc	35
1,183		Schnitzer Steel Industries, Inc (Class A)	50
663		Schweitzer-Mauduit International, Inc	44
2,344	e	Scotts Miracle-Gro Co (Class A)	109
8,412		Sealed Air Corp	145
2,106	*	Senomyx, Inc	7
2,628		Sensient Technologies Corp	100
4,351		Sherwin-Williams Co	388
6,098		Sigma-Aldrich Corp	381
2,495		Silgan Holdings, Inc	96
6,548	*	Solutia, Inc	113
5,028		Sonoco Products Co	166
8,637		Southern Copper Corp (NY)	261
1,508	*	Spartech Corp	7
10,635		Steel Dynamics, Inc	140
417		Stepan Co	33
2,345	*	Stillwater Mining Co	25
5,055		Temple-Inland, Inc	160
1,109		Texas Industries, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

668	*	Texas Petrochemicals, Inc	$16
7,152	*	Thompson Creek Metals Co, Inc	50
4,523		Titanium Metals Corp	68
1,281		Tredegar Corp	28
66	*	United States Lime & Minerals, Inc	4
6,927	e	United States Steel Corp	183
391	*	Universal Stainless & Alloy	15
1,179	*	US Energy Corp Wyoming	3
5,285	*,e	US Gold Corp	18
4,845		Valspar Corp	189
3,459	*,e	Vista Gold Corp	11
6,530	e	Vulcan Materials Co	257
3,151		Walter Energy, Inc	191
2,666		Wausau Paper Corp	22
893		Westlake Chemical Corp	36
297	*	WHX Corp	3
2,913		Worthington Industries, Inc	48
3,834	*	WR Grace & Co	176
1,145		Zep, Inc	16
1,635	*	Zoltek Cos, Inc	12

		TOTAL MATERIALS	28,014

MEDIA - 3.1%
924		AH Belo Corp (Class A)	4
2,662	*	AMC Networks, Inc	100
1,425		Arbitron, Inc	49
4,724		Belo (A.H.) Corp (Class A)	30
10,909		Cablevision Systems Corp (Class A)	155
33,018		CBS Corp (Class B)	896
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	12
3,035	*	Charter Communications, Inc	173
3,438		Cinemark Holdings, Inc	64
2,051	*	Clear Channel Outdoor Holdings, Inc (Class A)	26
136,055		Comcast Corp (Class A)	3,226
1,802	*,e	Crown Media Holdings, Inc (Class A)	2
1,191	*	Cumulus Media, Inc (Class A)	4
1,322	*	Digital Generation, Inc	16
34,810	*	DIRECTV	1,489
13,701	*	Discovery Communications, Inc (Class A)	561
10,000		DISH Network Corp (Class A)	285
3,607	*,e	DreamWorks Animation SKG, Inc (Class A)	60
1,252	*,e	Entercom Communications Corp (Class A)	8
2,637		Entravision Communications Corp (Class A)	4
1,802	*	EW Scripps Co (Class A)	14
354	*	Fisher Communications, Inc	10
11,774		Gannett Co, Inc	157
629	*	Global Sources Ltd	3
1,804	*	Gray Television, Inc	3
2,075		Harte-Hanks, Inc	19
24,665		Interpublic Group of Cos, Inc	240
2,263		John Wiley & Sons, Inc (Class A)	101
2,807	*	Journal Communications, Inc (Class A)	12
1,587	*	Knology, Inc	23
3,031	*,e	Lamar Advertising Co (Class A)	83
13,980	*	Liberty Global, Inc (Class A)	574
5,786	*	Liberty Interactive LLC	452
1,798	*	Lin TV Corp (Class A)	8
1,860	*,e	Lions Gate Entertainment Corp	15
7,613	*	Live Nation, Inc	63
3,359	*	Madison Square Garden, Inc	96
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*,e	McClatchy Co (Class A)	8
14,921		McGraw-Hill Cos, Inc	671
1,288		MDC Partners, Inc	17
1,908	e	Meredith Corp	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,117		Morningstar, Inc	$66
2,278		National CineMedia, Inc	28
6,951	*,e	New York Times Co (Class A)	54
113,907		News Corp (Class A)	2,032
542	*	Nexstar Broadcasting Group, Inc (Class A)	4
13,848		Omnicom Group, Inc	617
660		Outdoor Channel Holdings, Inc	5
490	*	ReachLocal, Inc	3
4,340	e	Regal Entertainment Group (Class A)	52
475	*	Rentrak Corp	7
1,378		Scholastic Corp	41
4,520		Scripps Networks Interactive (Class A)	192
3,111		Sinclair Broadcast Group, Inc (Class A)	35
197,997	*,e	Sirius XM Radio, Inc	360
18,552		Thomson Corp	495
16,524		Time Warner Cable, Inc	1,050
49,393		Time Warner, Inc	1,785
2,478	*,e	Valassis Communications, Inc	48
98	e	Value Line, Inc	1
27,209		Viacom, Inc (Class B)	1,236
15,373		Virgin Media, Inc	329
93,266		Walt Disney Co	3,497
253	e	Washington Post Co (Class B)	95
1,281	e	World Wrestling Entertainment, Inc (Class A)	12

		TOTAL MEDIA	21,846

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
76,734		Abbott Laboratories	4,315
1,983	*,e	Achillion Pharmaceuticals, Inc	15
2,044	*	Acorda Therapeutics, Inc	49
376	*	Aegerion Pharmaceuticals, Inc	6
1,787	*	Affymax, Inc	12
4,200	*	Affymetrix, Inc	17
17,156	*	Agilent Technologies, Inc	599
2,860	*	Akorn, Inc	32
1,600	*	Albany Molecular Research, Inc	5
9,120	*	Alexion Pharmaceuticals, Inc	652
5,209	*	Alkermes PLC	90
15,100		Allergan, Inc	1,325
4,202	*	Allos Therapeutics, Inc	6
2,039	*	Alnylam Pharmaceuticals, Inc	17
1,109	*	AMAG Pharmaceuticals, Inc	21
43,387		Amgen, Inc	2,786
1,022	*	Ampio Pharmaceuticals, Inc	4
6,228	*	Amylin Pharmaceuticals, Inc	71
826	*	Anthera Pharmaceuticals, Inc	5
803	*	Ardea Biosciences, Inc	14
7,276	*,e	Arena Pharmaceuticals, Inc	14
6,680	*	Ariad Pharmaceuticals, Inc	82
2,640	*	Arqule, Inc	15
3,660	*	Array Biopharma, Inc	8
2,656	*	Astex Pharmaceuticals	5
2,455	*	Auxilium Pharmaceuticals, Inc	49
6,354	*,e	AVANIR Pharmaceuticals, Inc	13
1,342	*,e	AVEO Pharmaceuticals, Inc	23
4,441	*,e	AVI BioPharma, Inc	3
1,205	*,e	BioCryst Pharmaceuticals, Inc	3
12,041	*	Biogen Idec, Inc	1,325
5,472	*	BioMarin Pharmaceuticals, Inc	188
723	*,e	BioMimetic Therapeutics, Inc	2
1,030	*	Bio-Rad Laboratories, Inc (Class A)	99
3,493	*,e	Biosante Pharmaceuticals, Inc	2
215	*	Biospecifics Technologies Corp	4
1,108	*,e	Biotime, Inc	6
84,135		Bristol-Myers Squibb Co	2,965
4,265	*	Bruker BioSciences Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,890	*,e	Cadence Pharmaceuticals, Inc	$7
1,815	*	Cambrex Corp	13
22,930	*	Celgene Corp	1,550
8,448	*,e	Cell Therapeutics, Inc	10
1,638	*	Celldex Therapeutics, Inc	4
2,745	*	Cepheid, Inc	94
2,608	*	Charles River Laboratories International, Inc	71
2,651	*,e	Chelsea Therapeutics International, Inc	14
1,143	*,e	Cleveland Biolabs, Inc	3
442	*	Codexis, Inc	2
3,725	*,e	Columbia Laboratories, Inc	9
2,926	*,e	Combinatorx, Inc	4
523	*,e	Complete Genomics, Inc	2
1,326	*,e	Corcept Therapeutics, Inc	4
318	*	Cornerstone Therapeutics, Inc	2
3,087	*	Covance, Inc	141
2,930	*	Cubist Pharmaceuticals, Inc	116
3,574	*,e	Curis, Inc	17
2,389	*	Cytori Therapeutics, Inc	5
7,690	*,e	Dendreon Corp	58
2,984	*	Depomed, Inc	15
3,494	*	Durect Corp	4
1,240	*	Dusa Pharmaceuticals, Inc	5
4,970	*	Dyax Corp	7
5,843	*,e	Dynavax Technologies Corp	19
50,588		Eli Lilly & Co	2,102
1,234	*	Emergent Biosolutions, Inc	21
5,765	*	Endo Pharmaceuticals Holdings, Inc	199
748	*	Endocyte, Inc	3
1,864	*	Enzo Biochem, Inc	4
2,632	*	Enzon Pharmaceuticals, Inc	18
2,888	*	eResearch Technology, Inc	14
2,644	*	Exact Sciences Corp	21
6,457	*	Exelixis, Inc	31
318	*	Fluidigm Corp	4
13,935	*	Forest Laboratories, Inc	422
512	*	Furiex Pharmaceuticals Inc	9
810	*	Genomic Health, Inc	21
6,445	*	Geron Corp	10
39,020	*	Gilead Sciences, Inc	1,597
971	*,e	GTx, Inc	3
3,942	*	Halozyme Therapeutics, Inc	37
1,104	*	Harvard Bioscience, Inc	4
458	*	Hi-Tech Pharmacal Co, Inc	18
8,495	*	Hospira, Inc	258
9,905	*	Human Genome Sciences, Inc	73
2,733	*,e	Idenix Pharmaceuticals, Inc	20
6,175	*	Illumina, Inc	188
3,568	*,e	Immunogen, Inc	41
3,543	*,e	Immunomedics, Inc	12
3,365	*	Impax Laboratories, Inc	68
4,807	*,e	Incyte Corp	72
1,026	*,e	Infinity Pharmaceuticals, Inc	9
2,480	*	Inhibitex, Inc	27
1,268	*	Insmed, Inc	4
2,471	*	InterMune, Inc	31
1,000	*	Ironwood Pharmaceuticals, Inc	12
5,202	*	Isis Pharmaceuticals, Inc	38
1,307	*	ISTA Pharmaceuticals, Inc	9
1,109	*	Jazz Pharmaceuticals, Inc	43
135,431		Johnson & Johnson	8,882
2,721	*,e	Keryx Biopharmaceuticals, Inc	7
2,515	*,e	KV Pharmaceutical Co (Class A)	3
832	*	Lannett Co, Inc	4
10,577	*	Lexicon Pharmaceuticals, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,034	*	Life Technologies Corp	$352
925	*	Ligand Pharmaceuticals, Inc (Class B)	11
2,138	*	Luminex Corp	45
2,990	*,e	MannKind Corp	7
1,093	*	MAP Pharmaceuticals, Inc	14
1,801	*	Maxygen, Inc	10
2,495	*	Medicines Co	46
3,195		Medicis Pharmaceutical Corp (Class A)	106
1,640	*	Medivation, Inc	76
388	*	Medtox Scientific, Inc	6
152,423		Merck & Co, Inc	5,746
1,320	*	Metabolix, Inc	6
1,572	*	Mettler-Toledo International, Inc	232
4,244	*,e	Micromet, Inc	31
1,926	*	Momenta Pharmaceuticals, Inc	34
22,115	*	Mylan Laboratories, Inc	475
4,340	*	Myriad Genetics, Inc	91
2,384	*	Nabi Biopharmaceuticals	4
4,982	*,e	Nektar Therapeutics	28
1,326	*,e	Neostem, Inc	1
2,526	*	Neurocrine Biosciences, Inc	21
4,336	*	Novavax, Inc	5
2,860	*	NPS Pharmaceuticals, Inc	19
1,040	*	Nymox Pharmaceutical Corp	9
1,070	*	Obagi Medical Products, Inc	11
511	*	OncoGenex Pharmaceutical, Inc	6
2,102	*,e	Oncothyreon, Inc	16
3,387	*	Onyx Pharmaceuticals, Inc	149
4,791	*,e	Opko Health, Inc	23
1,463	*,e	Optimer Pharmaceuticals, Inc	18
1,180	*	Orexigen Therapeutics, Inc	2
807	*,e	Osiris Therapeutics, Inc	4
1,723	*	Pacific Biosciences of California, Inc	5
1,792	*	Pain Therapeutics, Inc	7
1,830	*	Par Pharmaceutical Cos, Inc	60
3,098	*	Parexel International Corp	64
5,458	e	PDL BioPharma, Inc	34
2,716	*	Peregrine Pharmaceuticals, Inc	3
5,700		PerkinElmer, Inc	114
4,194		Perrigo Co	408
390,322		Pfizer, Inc	8,447
1,960	*,e	Pharmacyclics, Inc	29
3,644	*	Pharmasset, Inc	467
1,715	*,e	PharmAthene, Inc	2
1,425	*	Pozen, Inc	6
1,419	*	Progenics Pharmaceuticals, Inc	12
10,977	*,e	Qiagen N.V. (NASDAQ)	152
2,696	*	Questcor Pharmaceuticals, Inc	112
533	*	Raptor Pharmaceutical Corp	3
3,683	*	Regeneron Pharmaceuticals, Inc	204
3,471	*	Rigel Pharmaceuticals, Inc	27
345	*,e	Sagent Pharmaceuticals	7
3,014	*	Salix Pharmaceuticals Ltd	144
2,157	*,e	Sangamo Biosciences, Inc	6
2,882	*	Santarus, Inc	10
3,562	*,e	Savient Pharmaceuticals, Inc	8
1,987	*	Sciclone Pharmaceuticals, Inc	9
4,880	*,e	Seattle Genetics, Inc	82
4,993	*,e	Sequenom, Inc	22
1,470	*,e	SIGA Technologies, Inc	4
2,652	*	Spectrum Pharmaceuticals, Inc	39
620	*,e	Sucampo Pharmaceuticals, Inc (Class A)	3
1,092	*,e	Synta Pharmaceuticals Corp	5
1,257	*	Targacept, Inc	7
1,700		Techne Corp	116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,469	*,e	Theravance, Inc	$77
18,954	*	Thermo Electron Corp	852
2,600	*	United Therapeutics Corp	123
1,501	*	Vanda Pharmaceuticals, Inc	7
10,327	*	Vertex Pharmaceuticals, Inc	343
3,055	*,e	Vical, Inc	13
3,526	*	Viropharma, Inc	97
4,243	*,e	Vivus, Inc	41
8,575	*	Warner Chilcott plc	130
4,630	*	Waters Corp	343
6,402	*	Watson Pharmaceuticals, Inc	386
1,508	*	Xenoport, Inc	6
2,912	*,e	ZIOPHARM Oncology, Inc	13

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	52,082

REAL ESTATE - 3.1%
2,117		Acadia Realty Trust	43
505		Agree Realty Corp	12
104		Alexander’s, Inc	38
2,762		Alexandria Real Estate Equities, Inc	190
21,441		AMB Property Corp	613
1,470		American Assets Trust,Inc	30
3,566		American Campus Communities, Inc	150
11,331		American Capital Agency Corp	318
47,027		Annaly Capital Management, Inc	751
6,519		Anworth Mortgage Asset Corp	41
6,369		Apartment Investment & Management Co (Class A)	146
867		Apollo Commercial Real Estate Finance, Inc	11
2,517		ARMOUR Residential REIT, Inc	18
2,185		Ashford Hospitality Trust, Inc	17
2,073		Associated Estates Realty Corp	33
4,387		AvalonBay Communities, Inc	573
454	*,e	Avatar Holdings, Inc	3
7,185		BioMed Realty Trust, Inc	130
7,352		Boston Properties, Inc	732
7,051		Brandywine Realty Trust	67
3,765		BRE Properties, Inc (Class A)	190
3,481		Camden Property Trust	217
1,900		Campus Crest Communities, Inc	19
3,499		Capital Lease Funding, Inc	14
3,918		Capstead Mortgage Corp	49
7,851		CBL & Associates Properties, Inc	123
15,013	*	CBRE Group, Inc	229
2,712		Cedar Shopping Centers, Inc	12
464		Chatham Lodging Trust	5
1,642		Chesapeake Lodging Trust	25
51,853		Chimera Investment Corp	130
2,241		Cogdell Spencer, Inc	10
4,203		Colonial Properties Trust	88
1,674		Colony Financial, Inc	26
378		Consolidated-Tomoka Land Co	10
800		Coresite Realty	14
3,601		Corporate Office Properties Trust	77
4,773		Cousins Properties, Inc	31
2,905		CreXus Investment Corp	30
4,966		CubeSmart	53
1,400		CYS Investments, Inc	18
12,464		DCT Industrial Trust, Inc	64
11,153		DDR Corp	136
8,158		DiamondRock Hospitality Co	79
4,811		Digital Realty Trust, Inc	321
6,476		Douglas Emmett, Inc	118
12,782		Duke Realty Corp	154
2,984		DuPont Fabros Technology, Inc	72
2,046		Dynex Capital, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,377		EastGroup Properties, Inc	$60
3,632		Education Realty Trust, Inc	37
2,472		Entertainment Properties Trust	108
1,377		Equity Lifestyle Properties, Inc	92
2,074		Equity One, Inc	35
14,683		Equity Residential	837
1,645		Essex Property Trust, Inc	231
803		Excel Trust, Inc	10
4,748		Extra Space Storage, Inc	115
3,147		Federal Realty Investment Trust	286
6,309	*	FelCor Lodging Trust, Inc	19
3,935	*	First Industrial Realty Trust, Inc	40
2,547		First Potomac Realty Trust	33
6,922	*	Forest City Enterprises, Inc (Class A)	82
1,790	*	Forestar Real Estate Group, Inc	27
3,639		Franklin Street Properties Corp	36
28,469		General Growth Properties, Inc	428
1,193		Getty Realty Corp	17
498		Gladstone Commercial Corp	9
5,029		Glimcher Realty Trust	46
1,600		Government Properties Income Trust	36
4,020		Hatteras Financial Corp	106
20,499		HCP, Inc	849
9,660		Health Care REIT, Inc	527
3,664		Healthcare Realty Trust, Inc	68
7,134		Hersha Hospitality Trust	35
3,786		Highwoods Properties, Inc	112
2,096		Home Properties, Inc	121
6,635		Hospitality Properties Trust	152
34,558		Host Marriott Corp	510
1,086	*	Howard Hughes Corp	48
3,368		HRPT Properties Trust	56
1,133		Hudson Pacific Properties	16
4,699		Inland Real Estate Corp	36
4,043		Invesco Mortgage Capital, Inc	57
3,940		Investors Real Estate Trust	29
5,389	*	iStar Financial, Inc	29
2,166		Jones Lang LaSalle, Inc	133
1,173		Kennedy-Wilson Holdings, Inc	13
2,878		Kilroy Realty Corp	110
20,553		Kimco Realty Corp	334
2,891		Kite Realty Group Trust	13
4,298		LaSalle Hotel Properties	104
6,009		Lexington Corporate Properties Trust	45
5,687		Liberty Property Trust	176
1,314		LTC Properties, Inc	41
6,802		Macerich Co	344
4,389		Mack-Cali Realty Corp	117
2,548	*	Maguire Properties, Inc	5
6,789		Medical Properties Trust, Inc	67
18,015		MFA Mortgage Investments, Inc	121
1,850		Mid-America Apartment Communities, Inc	116
1,230		Mission West Properties, Inc	11
2,597		Monmouth Real Estate Investment Corp (Class A)	24
1,400		National Health Investors, Inc	62
4,835		National Retail Properties, Inc	128
3,788		Newcastle Investment Corp	18
3,670		NorthStar Realty Finance Corp	17
2,098		NRDC Acquisition Corp	25
5,124		Omega Healthcare Investors, Inc	99
567		One Liberty Properties, Inc	9
946		Parkway Properties, Inc	9
2,560		Pebblebrook Hotel Trust	49
2,924		Pennsylvania Real Estate Investment Trust	31
1,391		Pennymac Mortgage Investment Trust	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,735		Piedmont Office Realty Trust, Inc	$149
8,182		Plum Creek Timber Co, Inc	299
2,516		Post Properties, Inc	110
2,094		Potlatch Corp	65
903		PS Business Parks, Inc	50
7,096		Public Storage, Inc	954
1,737		RAIT Investment Trust	8
1,967		Ramco-Gershenson Properties	19
6,157		Rayonier, Inc	275
5,513		Realty Income Corp	193
4,253		Redwood Trust, Inc	43
4,546		Regency Centers Corp	171
1,355		Resource Capital Corp	8
1,385		RLJ Lodging Trust	23
1,246		Sabra Healthcare REIT, Inc	15
330		Saul Centers, Inc	12
7,177		Senior Housing Properties Trust	161
14,751		Simon Property Group, Inc	1,902
4,148		SL Green Realty Corp	276
1,302		Sovran Self Storage, Inc	56
3,295	*	St. Joe Co	48
828		STAG Industrial, Inc	9
4,726		Starwood Property Trust, Inc	87
8,848	*	Strategic Hotels & Resorts, Inc	48
1,510		Summit Hotel Properties, Inc	14
1,069		Sun Communities, Inc	39
6,003	*	Sunstone Hotel Investors, Inc	49
4,276		Tanger Factory Outlet Centers, Inc	125
2,937		Taubman Centers, Inc	182
790	*	Tejon Ranch Co	19
400		Terreno Realty Corp	6
3,700		Two Harbors Investment Corp	34
9,785		UDR, Inc	246
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	43
1,407		Urstadt Biddle Properties, Inc (Class A)	25
12,824		Ventas, Inc	707
8,538		Vornado Realty Trust	656
3,217		Washington Real Estate Investment Trust	88
5,688		Weingarten Realty Investors	124
27,322		Weyerhaeuser Co	510
965		Winthrop Realty Trust	10

		TOTAL REAL ESTATE	21,691

RETAILING - 3.8%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
2,441	*	99 Cents Only Stores	54
3,952		Aaron’s, Inc	105
4,405		Abercrombie & Fitch Co (Class A)	215
3,568		Advance Auto Parts, Inc	248
3,048	*	Aeropostale, Inc	47
17,945	*	Amazon.com, Inc	3,106
10,078		American Eagle Outfitters, Inc	154
580	*	America’s Car-Mart, Inc	23
2,306	*	Ann Taylor Stores Corp	57
1,089	*	Asbury Automotive Group, Inc	24
1,206	*	Audiovox Corp (Class A)	10
2,054	*,e	Autonation, Inc	76
1,298	*	Autozone, Inc	422
1,455	*,e	Barnes & Noble, Inc	21
1,533		Bebe Stores, Inc	13
12,332	*	Bed Bath & Beyond, Inc	715
14,627		Best Buy Co, Inc	342
1,412		Big 5 Sporting Goods Corp	15
3,272	*	Big Lots, Inc	124

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

672	*,e	Blue Nile, Inc	$27
578	*	Body Central Corp	14
447	e	Bon-Ton Stores, Inc	2
2,300		Brown Shoe Co, Inc	20
1,313	e	Buckle, Inc	54
968	*	Build-A-Bear Workshop, Inc	8
2,068	*	Cabela’s, Inc	53
11,175	*	Carmax, Inc	341
2,260	*	Casual Male Retail Group, Inc	8
966		Cato Corp (Class A)	23
6,044	*	Charming Shoppes, Inc	30
8,858		Chico’s FAS, Inc	99
1,325	*	Children’s Place Retail Stores, Inc	70
2,493		Christopher & Banks Corp	6
836	*	Citi Trends, Inc	7
1,463	*	Coldwater Creek, Inc	2
3,407	*	Collective Brands, Inc	49
679	*	Conn’s, Inc	8
638		Core-Mark Holding Co, Inc	25
950	*	Cost Plus, Inc	9
476		Destination Maternity Corp	8
4,676		Dick’s Sporting Goods, Inc	172
1,493	e	Dillard’s, Inc (Class A)	67
4,748	*	Dollar General Corp	195
6,033	*	Dollar Tree, Inc	501
1,024		DSW, Inc (Class A)	45
4,900		Expedia, Inc	142
2,330	*	Express Parent LLC	46
5,903		Family Dollar Stores, Inc	340
2,617		Finish Line, Inc (Class A)	50
7,550		Foot Locker, Inc	180
2,092		Fred’s, Inc (Class A)	30
6,924	*	GameStop Corp (Class A)	167
17,724		Gap, Inc	329
1,189	*	Genesco, Inc	73
7,650		Genuine Parts Co	468
1,288	e	Group 1 Automotive, Inc	67
1,700	*	Groupon, Inc	35
3,453		Guess?, Inc	103
1,232		Haverty Furniture Cos, Inc	14
892	*,e	HHgregg, Inc	13
1,477	*	Hibbett Sports, Inc	67
79,374		Home Depot, Inc	3,337
2,222		Hot Topic, Inc	15
2,163		HSN, Inc	78
8,352		JC Penney Co, Inc	294
1,456	*	JOS A Bank Clothiers, Inc	71
891	*	Kirkland’s, Inc	12
13,394		Kohl’s Corp	661
29,611	*	Liberty Media Holding Corp (Interactive A)	480
12,451		Limited Brands, Inc	502
1,111		Lithia Motors, Inc (Class A)	24
7,568	*	LKQ Corp	228
64,515		Lowe’s Companies, Inc	1,637
1,022	*	Lumber Liquidators, Inc	18
21,007		Macy’s, Inc	676
1,129	*	MarineMax, Inc	7
2,734		Men’s Wearhouse, Inc	89
1,144		Monro Muffler, Inc	44
2,655	*	NetFlix, Inc	184
888	*	New York & Co, Inc	2
8,242		Nordstrom, Inc	410
1,665	e	Nutri/System, Inc	21
6,966	*	Office Depot, Inc	15
943	*	OfficeMax, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,309	*	Orbitz Worldwide, Inc	$5
88	*	Orchard Supply Hardware Stores Corp	0	^
6,746	*	O’Reilly Automotive, Inc	539
840	*,e	Overstock.com, Inc	7
2,275	*,e	Pacific Sunwear Of California, Inc	4
2,259		Penske Auto Group, Inc	44
2,583		PEP Boys - Manny Moe & Jack	28
1,182	e	PetMed Express, Inc	12
5,722		Petsmart, Inc	294
4,168	*	Pier 1 Imports, Inc	58
2,439	*	Priceline.com, Inc	1,141
5,358		RadioShack Corp	52
3,215		Rent-A-Center, Inc	119
11,884		Ross Stores, Inc	565
769	*,e	Rue21, Inc	17
5,829	*,e	Saks, Inc	57
5,024	*	Sally Beauty Holdings, Inc	106
1,956	*,e	Sears Holdings Corp	62
2,125	*	Select Comfort Corp	46
517	*	Shoe Carnival, Inc	13
1,500	*	Shutterfly, Inc	34
4,387		Signet Jewelers Ltd	193
2,027	e	Sonic Automotive, Inc (Class A)	30
210	*	Sourceforge, Inc	4
1,811		Stage Stores, Inc	25
34,995		Staples, Inc	486
1,440	*	Stein Mart, Inc	10
461	*	Systemax, Inc	8
3,432	*,e	Talbots, Inc	9
34,188		Target Corp	1,751
6,456		Tiffany & Co	428
19,114		TJX Companies, Inc	1,234
3,651		Tractor Supply Co	256
4,900	*	TripAdvisor, Inc	124
1,789	*	Tuesday Morning Corp	6
2,292	*	Ulta Salon Cosmetics & Fragrance, Inc	149
6,051	*	Urban Outfitters, Inc	167
658	*	US Auto Parts Network, Inc	3
2,104	*,e	Valuevision International, Inc (Class A)	4
1,261	*	Vitamin Shoppe, Inc	50
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	16
5,095		Williams-Sonoma, Inc	196
133		Winmark Corp	8
1,626	*,e	Zale Corp	6
933	*	Zumiez, Inc	26

		TOTAL RETAILING	26,949

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
2,343	*	Advanced Analogic Technologies, Inc	14
2,226	*	Advanced Energy Industries, Inc	24
31,059	*	Advanced Micro Devices, Inc	168
15,906		Altera Corp	590
4,798	*,e	Amkor Technology, Inc	21
478	*	Amtech Systems, Inc	4
3,097	*	Anadigics, Inc	7
14,698		Analog Devices, Inc	526
65,306		Applied Materials, Inc	699
3,650	*	Applied Micro Circuits Corp	24
22,988	*	Atmel Corp	186
1,604	*	ATMI, Inc	32
9,665		Avago Technologies Ltd	279
5,359	*	Axcelis Technologies, Inc	7
1,469	*	AXT, Inc	6
26,514		Broadcom Corp (Class A)	778

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,308		Brooks Automation, Inc	$34
806	*	Cabot Microelectronics Corp	38
2,448	*	Cavium Networks, Inc	70
1,230	*,e	Ceva, Inc	37
3,363	*	Cirrus Logic, Inc	53
1,302		Cohu, Inc	15
5,075	*	Cree, Inc	112
1,601	*	Cymer, Inc	80
7,650	*	Cypress Semiconductor Corp	129
1,921	*	Diodes, Inc	41
1,224	*	DSP Group, Inc	6
6,714	*	Entegris, Inc	59
1,108	*	Entropic Communications, Inc	6
2,444	*	Exar Corp	16
6,623	*	Fairchild Semiconductor International, Inc	80
3,006	*	First Solar, Inc	101
2,618	*	Formfactor, Inc	13
2,182	*,e	Freescale Semiconductor Holdings Ltd	28
1,543	*	FSI International, Inc	6
1,030	*	GSI Technology, Inc	5
6,373	*,e	GT Solar International, Inc	46
1,313	*	Hittite Microwave Corp	65
1,024	*	Inphi Corp	12
6,477	*	Integrated Device Technology, Inc	35
1,216	*	Integrated Silicon Solution, Inc	11
261,878		Intel Corp	6,351
3,528	*	International Rectifier Corp	68
6,580		Intersil Corp (Class A)	69
1,231	*	IXYS Corp	13
8,488		Kla-Tencor Corp	410
4,206	*	Kopin Corp	16
3,600	*	Kulicke & Soffa Industries, Inc	33
6,321	*	Lam Research Corp	234
5,950	*	Lattice Semiconductor Corp	35
11,504		Linear Technology Corp	345
27,928	*	LSI Logic Corp	166
2,408	*	LTX-Credence Corp	13
25,651	*	Marvell Technology Group Ltd	355
14,328		Maxim Integrated Products, Inc	373
383	*	MaxLinear, Inc	2
12,002	*,e	MEMC Electronic Materials, Inc	47
2,455		Micrel, Inc	25
9,163	e	Microchip Technology, Inc	336
42,944	*	Micron Technology, Inc	270
4,543	*	Microsemi Corp	76
1,664	*	Mindspeed Technologies, Inc	8
2,847	*	MIPS Technologies, Inc	13
2,658		MKS Instruments, Inc	74
1,520	*	Monolithic Power Systems, Inc	23
1,391	*,e	MoSys, Inc	6
1,014	*	Nanometrics, Inc	19
3,449	*	Netlogic Microsystems, Inc	171
3,472	*	Novellus Systems, Inc	143
258	*,e	NVE Corp	14
29,569	*	Nvidia Corp	410
2,767	*	Omnivision Technologies, Inc	34
22,681	*	ON Semiconductor Corp	175
1,181	*	PDF Solutions, Inc	8
1,447	*	Pericom Semiconductor Corp	11
2,703	*	Photronics, Inc	16
1,628	*	PLX Technology, Inc	5
11,786	*	PMC - Sierra, Inc	65
1,292	e	Power Integrations, Inc	43
4,553	*	Rambus, Inc	34
13,977	*	RF Micro Devices, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

782	*	Rubicon Technology, Inc	$7
1,464	*	Rudolph Technologies, Inc	14
3,192	*	Semtech Corp	79
1,525	*	Sigma Designs, Inc	9
1,816	*	Silicon Image, Inc	9
2,178	*,e	Silicon Laboratories, Inc	95
9,357	*	Skyworks Solutions, Inc	152
2,527	*	Spansion, Inc	21
1,279	*	Standard Microsystems Corp	33
1,361	*	STR Holdings, Inc	11
2,241	*,e	SunPower Corp	14
145	*	Supertex, Inc	3
9,372	*	Teradyne, Inc	128
2,769	*	Tessera Technologies, Inc	46
57,593		Texas Instruments, Inc	1,677
8,183	*	Triquint Semiconductor, Inc	40
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	31
2,021	*,e	Veeco Instruments, Inc	42
1,235	*	Volterra Semiconductor Corp	32
12,863		Xilinx, Inc	412

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,908

SOFTWARE & SERVICES - 9.1%
2,523	*	Accelrys, Inc	17
31,807		Accenture plc	1,693
1,790	*	ACI Worldwide, Inc	51
607	*,e	Active Network, Inc	8
21,290		Activision Blizzard, Inc	262
2,448	*	Actuate Corp	14
3,603	*	Acxiom Corp	44
24,695	*	Adobe Systems, Inc	698
1,656	*	Advent Software, Inc	40
9,598	*	Akamai Technologies, Inc	310
2,494	*	Alliance Data Systems Corp	259
8,870	*	Amdocs Ltd	253
764		American Software, Inc (Class A)	7
1,605	*,e	Ancestry.com, Inc	37
4,500	*	Ansys, Inc	258
5,610	*	AOL, Inc	85
4,883	*	Ariba, Inc	137
4,286	*	Aspen Technology, Inc	74
11,543	*	Autodesk, Inc	350
24,628		Automatic Data Processing, Inc	1,330
2,369		Blackbaud, Inc	66
8,499	*	BMC Software, Inc	279
1,196	*	Booz Allen Hamilton Holding Co	21
1,713	*	Bottomline Technologies, Inc	40
6,224		Broadridge Financial Solutions, Inc	140
1,143	*,e	BroadSoft, Inc	35
18,633		CA, Inc	377
1,266	*	CACI International, Inc (Class A)	71
14,290	*	Cadence Design Systems, Inc	149
1,555	*,e	Callidus Software, Inc	10
2,159	*	Cardtronics, Inc	58
437		Cass Information Systems, Inc	16
3,700	*	Ciber, Inc	14
9,265	*	Citrix Systems, Inc	563
643	*,m	Clinical Data, Inc	1
15,063	*	Cognizant Technology Solutions Corp (Class A)	969
2,159	*	Commvault Systems, Inc	92
7,822		Computer Sciences Corp	185
760	*	Computer Task Group, Inc	11
11,006	*	Compuware Corp	92
1,622	*	comScore, Inc	34
2,256	*	Concur Technologies, Inc	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,503	*,e	Constant Contact, Inc	$35
5,243	*	Convergys Corp	67
629	*	Convio, Inc	7
577	*,e	Cornerstone OnDemand, Inc	11
1,795	*	CSG Systems International, Inc	26
2,053	*	DealerTrack Holdings, Inc	56
1,002	*	Deltek, Inc	10
412	*,e	Demand Media, Inc	3
1,654	*	DemandTec, Inc	22
2,464	*	Dice Holdings, Inc	20
2,001	*	Digital River, Inc	30
335	*	DMRC Corp	8
1,703		DST Systems, Inc	78
5,728		Earthlink, Inc	37
56,768	*	eBay, Inc	1,722
1,521	e	Ebix, Inc	34
539	*,e	Echo Global Logistics, Inc	9
16,785	*	Electronic Arts, Inc	346
993	*	Envestnet, Inc	12
1,587		EPIQ Systems, Inc	19
206	*	ePlus, Inc	6
2,338	*	Equinix, Inc	237
2,804	*	Euronet Worldwide, Inc	52
863	*	ExlService Holdings, Inc	19
2,331		Factset Research Systems, Inc	203
2,007		Fair Isaac Corp	72
2,479	*	FalconStor Software, Inc	6
13,376		Fidelity National Information Services, Inc	356
4,905	*	First American Corp	63
6,984	*	Fiserv, Inc	410
850	*	FleetCor Technologies, Inc	25
471	*	Forrester Research, Inc	16
6,047	*	Fortinet, Inc	132
4,737	*	Gartner, Inc	165
6,359	*	Genpact Ltd	95
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	12
4,051		Global Payments, Inc	192
2,157	*,e	Glu Mobile, Inc	7
12,441	*	Google, Inc (Class A)	8,036
680	*	Guidance Software, Inc	4
1,547	*	Hackett Group, Inc	6
1,893		Heartland Payment Systems, Inc	46
1,560	*,e	Higher One Holdings, Inc	29
3,483		IAC/InterActiveCorp	148
1,449	*,e	iGate Corp	23
5,344	*	Informatica Corp	197
2,218	*	Infospace, Inc	24
803	*	Interactive Intelligence, Inc	18
3,256	*	Internap Network Services Corp	19
59,851		International Business Machines Corp	11,005
14,216		Intuit, Inc	748
2,389		j2 Global, Inc	67
4,357		Jack Henry & Associates, Inc	146
2,111	*	JDA Software Group, Inc	68
1,328	*	Kenexa Corp	35
941		Keynote Systems, Inc	19
1,804	*,e	KIT Digital, Inc	15
1,667	*	Knot, Inc	14
4,363		Lender Processing Services, Inc	66
3,363	*,e	Limelight Networks, Inc	10
450	*,e	LinkedIn Corp	28
3,304	*	Lionbridge Technologies	8
947	*	Liquidity Services, Inc	35
2,686	*	Liveperson, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,024	*	LogMeIn, Inc	$39
833	*	LoopNet, Inc	15
3,399	*	Magma Design Automation, Inc	24
849	*	Manhattan Associates, Inc	34
1,171		Mantech International Corp (Class A)	37
1,311	e	Marchex, Inc (Class B)	8
5,282		Mastercard, Inc (Class A)	1,969
1,366		MAXIMUS, Inc	57
5,422	*	Mentor Graphics Corp	74
4,046	*	Micros Systems, Inc	188
366,653		Microsoft Corp	9,518
425	*	MicroStrategy, Inc (Class A)	46
2,352		ModusLink Global Solutions, Inc	13
587	*	MoneyGram International, Inc	10
1,800	*	Monotype Imaging Holdings, Inc	28
4,617	*	Monster Worldwide, Inc	37
1,841	*,e	Motricity, Inc	2
2,146	*	Move, Inc	14
390	*	NCI, Inc (Class A)	5
1,792	*	Netscout Systems, Inc	32
1,383	*	NetSuite, Inc	56
3,728	*	NeuStar, Inc (Class A)	127
3,206	*	NIC, Inc	43
12,038	*	Nuance Communications, Inc	303
1,193	*,e	OpenTable, Inc	47
4,315	*	Openwave Systems, Inc	7
721		Opnet Technologies, Inc	26
189,696		Oracle Corp	4,866
6,032	*	Parametric Technology Corp	110
16,218		Paychex, Inc	488
792	e	Pegasystems, Inc	23
1,252	*	Perficient, Inc	13
958	*	PRG-Schultz International, Inc	6
3,430	*	Progress Software Corp	66
1,099	*	PROS Holdings, Inc	16
400	*	QAD, Inc (Class A)	4
3,549	*	QLIK Technologies, Inc	86
2,811	*	Quest Software, Inc	52
1,192	*	QuinStreet, Inc	11
5,131	*	Rackspace Hosting, Inc	221
1,085		RealNetworks, Inc	8
1,540	*	RealPage, Inc	39
9,757	*	Red Hat, Inc	403
487	*	Responsys, Inc	4
1,137	*	RightNow Technologies, Inc	49
560	*	Rosetta Stone, Inc	4
5,671	*	Rovi Corp	139
2,512	*	S1 Corp	24
1,356	*	Saba Software, Inc	11
14,297	*	SAIC, Inc	176
6,646	*	Salesforce.com, Inc	674
5,190		Sapient Corp	65
611	*	Sciquest, Inc	9
1,446	*	Seachange International, Inc	10
492	*,e	ServiceSource International LLC	8
1,583	*	Smith Micro Software, Inc	2
2,865	*	SolarWinds, Inc	80
3,564		Solera Holdings, Inc	159
1,445	*,e	Sourcefire, Inc	47
262	*	SPS Commerce, Inc	7
470	*	SRS Labs, Inc	3
620	*	SS&C Technologies Holdings, Inc	11
510	*	Stamps.com, Inc	13
3,981	*	SuccessFactors, Inc	159
2,697	*	SupportSoft, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

37,307	*	Symantec Corp	$584
1,334	*	Synchronoss Technologies, Inc	40
6,909	*	Synopsys, Inc	188
744		Syntel, Inc	35
1,633	*	TA Indigo Holding Corp	10
3,743	*	Take-Two Interactive Software, Inc	51
2,022	*	Taleo Corp (Class A)	78
598	*	TechTarget, Inc	3
1,946	*	TeleCommunication Systems, Inc (Class A)	5
834	*	TeleNav, Inc	7
1,647	*	TeleTech Holdings, Inc	27
8,229	*	Teradata Corp	399
3,557	*,e	THQ, Inc	3
8,177	*	TIBCO Software, Inc	195
5,735	*	TiVo, Inc	51
1,534	*	TNS, Inc	27
8,268		Total System Services, Inc	162
285	*,e	Travelzoo, Inc	7
1,686	*,e	Tyler Technologies, Inc	51
1,323	*	Ultimate Software Group, Inc	86
2,353	*	Unisys Corp	46
4,557		United Online, Inc	25
4,321	*	Valueclick, Inc	70
1,577	*	Vasco Data Security International	10
5,078	*	VeriFone Systems, Inc	180
1,073	*	Verint Systems, Inc	30
8,653		VeriSign, Inc	309
2,063	*,e	VirnetX Holding Corp	52
620	*	Virtusa Corp	9
25,816		Visa, Inc (Class A)	2,621
1,682	*,e	VistaPrint Ltd	51
4,280	*	VMware, Inc (Class A)	356
792	*	Vocus, Inc	18
4,167	*,e	Wave Systems Corp	9
2,978	*	WebMD Health Corp (Class A)	112
2,294	*	Websense, Inc	43
1,494	*	Website Pros, Inc	17
31,734		Western Union Co	579
1,956	*	Wright Express Corp	106
64,852	*	Yahoo!, Inc	1,046
3,311	*	Zix Corp	9

		TOTAL SOFTWARE & SERVICES	63,271

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
2,135	*,e	3D Systems Corp	31
2,645	*	Acme Packet, Inc	82
3,005		Adtran, Inc	91
1,334	*	Agilysys, Inc	11
8,883		Amphenol Corp (Class A)	403
1,061	*	Anaren, Inc	18
1,463	*	Anixter International, Inc	87
45,850	*	Apple, Inc	18,569
6,732	*	Arris Group, Inc	73
5,741	*	Arrow Electronics, Inc	215
4,318	*	Aruba Networks, Inc	80
1,355	*	Avid Technology, Inc	12
7,723	*	Avnet, Inc	240
2,526		AVX Corp	32
995	*	AX Holding Corp	10
674		Bel Fuse, Inc (Class B)	13
3,073	*	Benchmark Electronics, Inc	41
973		Black Box Corp	27
2,165	*	Blue Coat Systems, Inc	55
1,815	*,e	Bookham, Inc	5
3,698	*	Brightpoint, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,844	*	Brocade Communications Systems, Inc	$124
1,907	*	Calix Networks, Inc	12
2,124	*	Checkpoint Systems, Inc	23
4,899	*	Ciena Corp	59
271,589		Cisco Systems, Inc	4,910
2,099		Cognex Corp	75
1,347	*	Coherent, Inc	70
997		Comtech Telecommunications Corp	29
77,658		Corning, Inc	1,008
1,943	*	Cray, Inc	13
1,799		CTS Corp	17
2,087		Daktronics, Inc	20
591		DDi Corp	6
80,832	*	Dell, Inc	1,183
3,297		Diebold, Inc	99
1,490	*	Digi International, Inc	17
2,346	*	Dolby Laboratories, Inc (Class A)	72
2,969	*	Dot Hill Systems Corp	4
1,039	*	DTS, Inc	28
1,837	*	Echelon Corp	9
1,973	*	EchoStar Corp (Class A)	41
1,000		Electro Rent Corp	17
1,450	*	Electro Scientific Industries, Inc	21
2,122	*	Electronics for Imaging, Inc	30
805	*,e	eMagin Corp	3
101,603	*	EMC Corp	2,189
4,555	*	EMCORE Corp	4
3,637	*	Emulex Corp	25
4,537	*	Extreme Networks, Inc	13
4,066	*	F5 Networks, Inc	432
1,026	*	Fabrinet	14
910	*	FARO Technologies, Inc	42
2,013	*	FEI Co	82
3,991	*	Finisar Corp	67
8,113		Flir Systems, Inc	203
1,197	*	Globecomm Systems, Inc	16
1,328	*	GSI Group, Inc	14
5,307	*	Harmonic, Inc	27
5,725		Harris Corp	206
3,340	*	Harris Stratex Networks, Inc (Class A)	6
98,253		Hewlett-Packard Co	2,531
1,552	*	Imation Corp	9
1,615	*	Immersion Corp	8
5,305	*	Infinera Corp	33
7,896	*	Ingram Micro, Inc (Class A)	144
2,496	*	Insight Enterprises, Inc	38
2,201	e	InterDigital, Inc	96
2,592	*	Intermec, Inc	18
1,163	*	Intevac, Inc	9
1,382	*	IPG Photonics Corp	47
2,131	*	Itron, Inc	76
1,708	*	Ixia	18
9,514		Jabil Circuit, Inc	187
11,409	*	JDS Uniphase Corp	119
26,203	*	Juniper Networks, Inc	535
758	*	KVH Industries, Inc	6
852	*	LeCroy Corp	7
3,991		Lexmark International, Inc (Class A)	132
1,154		Littelfuse, Inc	50
522	*	Loral Space & Communications, Inc	34
1,385	*,e	Maxwell Technologies, Inc	22
742	*	Measurement Specialties, Inc	21
1,540	*	Mercury Computer Systems, Inc	20
559	*,e	Meru Networks, Inc	2
2,035		Methode Electronics, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,736	*,e	Microvision, Inc	$2
6,577	e	Molex, Inc	157
12,794	*	Motorola Mobility Holdings, Inc	496
14,864		Motorola, Inc	688
860		MTS Systems Corp	35
555	*	Multi-Fineline Electronix, Inc	11
4,591		National Instruments Corp	119
8,029	*	NCR Corp	132
18,185	*	NetApp, Inc	660
1,861	*	Netgear, Inc	62
2,159	*	Newport Corp	29
1,922	*	Novatel Wireless, Inc	6
496	*	Numerex Corp	4
2,560	*,e	OCZ Technology Group, Inc	17
1,210	*	Oplink Communications, Inc	20
1,144	*	OpNext, Inc	1
970	*	OSI Systems, Inc	47
1,164		Park Electrochemical Corp	30
143		PC Connection, Inc	2
2,432		Plantronics, Inc	87
1,613	*	Plexus Corp	44
8,460	*	Polycom, Inc	138
3,047	*	Power-One, Inc	12
1,461	*,e	Powerwave Technologies, Inc	3
581	*	Procera Networks, Inc	9
5,284	*	QLogic Corp	79
82,432		Qualcomm, Inc	4,509
11,444	*	Quantum Corp	27
1,782	*,e	Rackable Systems, Inc	20
1,200	*	Radisys Corp	6
1,970	*,e	RealD, Inc	16
717		Richardson Electronics Ltd	9
630		Rimage Corp	7
7,755	*	Riverbed Technology, Inc	182
1,445	*	Rofin-Sinar Technologies, Inc	33
644	*	Rogers Corp	24
11,904	*	SanDisk Corp	586
4,084	*	Sanmina-SCI Corp	38
1,430	*	Scansource, Inc	51
1,902	*	SCM Microsystems, Inc	4
2,605	*	ShoreTel, Inc	17
11,025	*	Sonus Networks, Inc	26
2,145	*	STEC, Inc	18
954	*,e	Stratasys, Inc	29
1,355	*	Super Micro Computer, Inc	21
1,033	*	Sycamore Networks, Inc	19
2,360	*	Symmetricom, Inc	13
1,327	*	Synaptics, Inc	40
1,272	*	SYNNEX Corp	39
1,958	*	Tech Data Corp	97
2,804		Technitrol, Inc	8
3,400	*	Tekelec	37
18,322		Tellabs, Inc	74
6,200	*	Trimble Navigation Ltd	269
2,608	*	TTM Technologies, Inc	29
1,939	*,e	Universal Display Corp	71
1,758	*	Viasat, Inc	81
128	*	Viasystems Group, Inc	2
7,643	*	Vishay Intertechnology, Inc	69
654	*	Vishay Precision Group, Inc	10
2,690	*	Westell Technologies, Inc	6
11,793	*	Western Digital Corp	365
68,581		Xerox Corp	546
1,720	*	X-Rite, Inc	8
1,580		Xyratex Ltd	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,804	*	Zebra Technologies Corp (Class A)	$100
1,176	*	Zygo Corp	21

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	45,982

TELECOMMUNICATION SERVICES - 2.8%
3,067	*,e	8x8, Inc	10
1,168	*	AboveNet, Inc	76
2,394	e	Alaska Communications Systems Group, Inc	7
19,627	*	American Tower Corp (Class A)	1,178
292,582		AT&T, Inc	8,848
490		Atlantic Tele-Network, Inc	19
662	*	Cbeyond Communications, Inc	5
30,405		CenturyTel, Inc	1,131
10,048	*	Cincinnati Bell, Inc	30
7,934	*	Clearwire Corp (Class A)	15
2,389	*	Cogent Communications Group, Inc	40
1,438		Consolidated Communications Holdings, Inc	27
14,487	*	Crown Castle International Corp	649
1,092	*,e	Fairpoint Communications, Inc	5
49,615		Frontier Communications Corp	256
2,090	*	General Communication, Inc (Class A)	20
3,822	*,e	Globalstar, Inc	2
705		HickoryTech Corp	8
609		IDT Corp (Class B)	6
1,613	*	inContact, Inc	7
1,786	*,e	Iridium Communications, Inc	14
3,287	*	Leap Wireless International, Inc	31
7,503	*	Level 3 Communications, Inc	128
757	*	Lumos Networks Corp	12
14,039	*	MetroPCS Communications, Inc	122
1,751	*	Neutral Tandem, Inc	19
8,600	*	NII Holdings, Inc (Class B)	183
757		NTELOS Holdings Corp	15
3,214	*	Premiere Global Services, Inc	27
5,606	*	SBA Communications Corp (Class A)	241
854		Shenandoah Telecom Co	9
150,341	*	Sprint Nextel Corp	352
4,126	e	Telephone & Data Systems, Inc	107
1,746	*,e	Towerstream Corp	4
7,497	*	tw telecom inc (Class A)	145
432	*	US Cellular Corp	19
1,177		USA Mobility, Inc	16
139,704		Verizon Communications, Inc	5,605
7,062	*	Vonage Holdings Corp	17
28,704		Windstream Corp	337

		TOTAL TELECOMMUNICATION SERVICES	19,742

TRANSPORTATION - 1.9%
2,669	*	Air Transport Services Group, Inc	13
1,608	*	Alaska Air Group, Inc	121
2,122		Alexander & Baldwin, Inc	87
376	*	Allegiant Travel Co	20
407	*	Amerco, Inc	36
1,342		Arkansas Best Corp	26
1,336	*	Atlas Air Worldwide Holdings, Inc	51
4,223	*	Avis Budget Group, Inc	45
684		Baltic Trading Ltd	3
1,483		Celadon Group, Inc	17
8,284		CH Robinson Worldwide, Inc	578
2,731		Con-Way, Inc	80
1,404		Copa Holdings S.A. (Class A)	82
54,983		CSX Corp	1,158
42,755	*	Delta Air Lines, Inc	346
1,521	*	Dollar Thrifty Automotive Group, Inc	107
2,567	*,e	Eagle Bulk Shipping, Inc	2
2,166	*,e	Excel Maritime Carriers Ltd	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,605		Expeditors International Washington, Inc	$434
15,739		FedEx Corp	1,314
1,526		Forward Air Corp	49
1,322	*,e	Genco Shipping & Trading Ltd	9
1,775	*	Genesee & Wyoming, Inc (Class A)	108
2,405	*	Hawaiian Holdings, Inc	14
1,514		Heartland Express, Inc	22
12,337	*	Hertz Global Holdings, Inc	145
1,468	*	Hub Group, Inc (Class A)	48
357		International Shipholding Corp	7
4,679		J.B. Hunt Transport Services, Inc	211
9,209	*	JetBlue Airways Corp	48
5,349	*	Kansas City Southern Industries, Inc	364
2,711	*	Kirby Corp	178
3,018		Knight Transportation, Inc	47
2,387		Landstar System, Inc	114
952		Marten Transport Ltd	17
17,486		Norfolk Southern Corp	1,274
2,205	*	Old Dominion Freight Line	89
2,338	*	Pacer International, Inc	13
421	*	Park-Ohio Holdings Corp	8
309	*	Patriot Transportation Holding, Inc	7
748	*	Quality Distribution, Inc	8
1,080	*	RailAmerica, Inc	16
2,007	*,e	Republic Airways Holdings, Inc	7
437	*	Roadrunner Transportation Services Holdings, Inc	6
2,596		Ryder System, Inc	138
900	*	Saia, Inc	11
2,935		Skywest, Inc	37
40,590		Southwest Airlines Co	347
804	*,e	Spirit Airlines, Inc	13
2,046	*	Swift Transportation Co, Inc	17
16,771	*	UAL Corp	317
931	*,e	Ultrapetrol Bahamas Ltd	3
24,222		Union Pacific Corp	2,566
36,458		United Parcel Service, Inc (Class B)	2,668
200		Universal Truckload Services, Inc	4
7,760	*,e	US Airways Group, Inc	39
4,454		UTI Worldwide, Inc	59
2,203		Werner Enterprises, Inc	53
512	*	Zipcar, Inc	7

		TOTAL TRANSPORTATION	13,611

UTILITIES - 3.9%
33,954	*	AES Corp	402
5,564		AGL Resources, Inc	235
1,612		Allete, Inc	68
5,609		Alliant Energy Corp	247
12,180		Ameren Corp	403
23,927		American Electric Power Co, Inc	988
980		American States Water Co	34
8,445		American Water Works Co, Inc	269
6,719		Aqua America, Inc	148
366		Artesian Resources Corp	7
3,383	e	Atlantic Power Corp	48
4,565		Atmos Energy Corp	152
2,915		Avista Corp	75
2,076		Black Hills Corp	70
727	*	Cadiz, Inc	7
2,026		California Water Service Group	37
18,309	*	Calpine Corp	299
20,864		Centerpoint Energy, Inc	419
616		Central Vermont Public Service Corp	22
779		CH Energy Group, Inc	45
551		Chesapeake Utilities Corp	24
2,955		Cleco Corp	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,756		CMS Energy Corp	$282
518		Connecticut Water Service, Inc	14
14,375		Consolidated Edison, Inc	892
892	e	Consolidated Water Co, Inc	8
9,416		Constellation Energy Group, Inc	374
28,492		Dominion Resources, Inc	1,512
8,310		DTE Energy Co	452
66,075		Duke Energy Corp	1,454
5,930	*,e	Dynegy, Inc (Class A)	16
16,156		Edison International	669
1,646		El Paso Electric Co	57
2,106		Empire District Electric Co	44
8,767		Entergy Corp	640
32,687		Exelon Corp	1,418
20,676		FirstEnergy Corp	916
609	*	Genie Energy Ltd	5
7,294		Great Plains Energy, Inc	159
4,806		Hawaiian Electric Industries, Inc	127
2,260		Idacorp, Inc	96
3,951		Integrys Energy Group, Inc	214
2,482		ITC Holdings Corp	188
1,170		Laclede Group, Inc	47
9,539		MDU Resources Group, Inc	205
817		MGE Energy, Inc	38
813		Middlesex Water Co	15
3,755		National Fuel Gas Co	209
2,008		New Jersey Resources Corp	99
20,663		NextEra Energy, Inc	1,258
13,829		NiSource, Inc	329
8,929		Northeast Utilities	322
1,034		Northwest Natural Gas Co	49
1,907		NorthWestern Corp	68
11,948	*	NRG Energy, Inc	216
4,877		NSTAR	229
12,419		NV Energy, Inc	203
4,951		OGE Energy Corp	281
5,388		Oneok, Inc	467
919	e	Ormat Technologies, Inc	17
1,956		Otter Tail Corp	43
233		Pennichuck Corp	7
11,070		Pepco Holdings, Inc	225
19,496		PG&E Corp	804
3,691		Piedmont Natural Gas Co, Inc	125
5,160		Pinnacle West Capital Corp	249
4,395		PNM Resources, Inc	80
3,801		Portland General Electric Co	96
28,315		PPL Corp	833
14,443		Progress Energy, Inc	809
24,715		Public Service Enterprise Group, Inc	816
8,950		Questar Corp	178
40,583	*	RRI Energy, Inc	106
5,822		SCANA Corp	262
11,813		Sempra Energy	650
678		SJW Corp	16
1,513		South Jersey Industries, Inc	86
42,028		Southern Co	1,946
2,406		Southwest Gas Corp	102
10,875		TECO Energy, Inc	208
5,632		UGI Corp	166
2,273		UIL Holdings Corp	80
1,902		Unisource Energy Corp	70
597		Unitil Corp	17
4,285		Vectren Corp	130
5,819		Westar Energy, Inc	167
2,570		WGL Holdings, Inc	114

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,258		Wisconsin Energy Corp	$394
23,575		Xcel Energy, Inc	652
672		York Water Co	12

		TOTAL UTILITIES	27,144

		TOTAL COMMON STOCKS (Cost $528,701)	698,259

PREFERRED STOCKS - 0.0%
RETAILING - 0.0%
88	*	Orchard Supply Hardware Stores Corp	0	^

		TOTAL RETAILING	0	^

		TOTAL PREFERRED STOCKS (Cost $1)	0	^

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
559	*,e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS (Cost $0)	0	^

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
13,605,970	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	13,606

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,606

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,606)	13,606

		TOTAL INVESTMENTS - 101.8% (Cost $542,308)	711,865
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(12,783)

		NET ASSETS - 100.0%	$699,082

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $13,165,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) as of December 31, 2011, and for the year then ended, and have issued our unqualified report thereon dated February 16, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of VA-1’s schedule of investments in securities (the “Schedule”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. The Schedule is the responsibility of the VA-1’s management. Our responsibility is to express an opinion on this Schedules based on our audits.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of VA-1 referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) Disclose any change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Dated: February 16, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification